UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21686

Oppenheimer Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: January 31

Date of reporting period: 7/31/2012

Item 1.  Reports to Stockholders.

July 31, 2012

Conservative Investor Fund A Series of Oppenheimer Portfolio Series	Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund’s Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Holdings
Oppenheimer Core Bond Fund, Cl. Y	27.8%
Oppenheimer Limited-Term Government Fund, Cl. Y	18.4
Oppenheimer Value Fund, Cl. Y	11.0
Oppenheimer International Bond Fund, Cl. Y	9.6
Oppenheimer Capital Appreciation Fund, Cl. Y	8.0
Oppenheimer Champion Income Fund, Cl. Y	4.4
Oppenheimer Institutional Money Market Fund, Cl. E	4.1
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	3.9
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	3.2
Oppenheimer Master Inflation Protected Securities Fund, LLC	3.0

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2012, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.

Asset Class Allocation

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2012, and are based on the total market value of investments.

7	CONSERVATIVE INVESTOR FUND

NOTES

The Fund’s total returns include changes in share price, reinvestment of dividends and capital gains distributions, and do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

8	CONSERVATIVE INVESTOR FUND

FUND EXPENSES

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2012.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9	CONSERVATIVE INVESTOR FUND

FUND EXPENSES

Actual	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During 6 Months Ended July 31, 2012
Class A	$1,000.00	$1,025.80	$2.22
Class B	1,000.00	1,022.30	6.25
Class C	1,000.00	1,022.40	5.95
Class N	1,000.00	1,024.70	3.78
Class Y	1,000.00	1,027.00	0.76

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.68	2.22
Class B	1,000.00	1,018.70	6.24
Class C	1,000.00	1,019.00	5.94
Class N	1,000.00	1,021.13	3.78
Class Y	1,000.00	1,024.12	0.76

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended July 31, 2012 are as follows:

Class	Expense Ratios
Class A	0.44%
Class B	1.24
Class C	1.18
Class N	0.75
Class Y	0.15

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10	CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS    July 31, 2012 / Unaudited

	Shares	Value
Investment Companies—100.2%[1]
Alternative Funds—10.1%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	5,488,141	$17,891,341
Oppenheimer Gold & Special Minerals Fund, Cl. Y	156,121	4,502,528
Oppenheimer Master Inflation Protected Securities Fund, LLC	1,138,261	13,831,733
Oppenheimer Real Estate Fund, Cl. Y	412,475	9,569,416
		45,795,018
Domestic Equity Funds—22.2%
Oppenheimer Capital Appreciation Fund, Cl. Y	746,202	36,541,503
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	632,338	14,347,746
Oppenheimer Value Fund, Cl. Y	2,244,891	49,881,473
		100,770,722
Domestic Fixed Income Funds—50.6%
Oppenheimer Champion Income Fund, Cl. Y	11,085,022	20,174,741
Oppenheimer Core Bond Fund, Cl. Y	18,258,712	126,167,701
Oppenheimer Limited-Term Government Fund, Cl. Y	8,902,386	83,593,408
		229,935,850

	Shares	Value
Foreign Equity Funds—3.6%
Oppenheimer Developing Markets Fund, Cl. Y	85,095	$2,676,225
Oppenheimer International Growth Fund, Cl. Y	337,152	9,237,971
Oppenheimer International Small Company Fund, Cl. Y	48,146	949,439
Oppenheimer International Value Fund, Cl. Y	273,142	3,583,619
		16,447,254
Foreign Fixed Income Fund—9.6%
Oppenheimer International Bond Fund, Cl. Y	6,787,218	43,709,682
Money Market Fund—4.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[2]	18,859,820	18,859,820
Total Investments, at Value (Cost $434,157,305)	100.2%	455,518,346
Liabilities in Excess of Other Assets	(0.2)	(923,823)

Net Assets	100.0%	$454,594,523

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2012	Gross Additions	Gross Reductions	Shares July 31, 2012
Oppenheimer Capital Appreciation Fund, Cl. Y	749,912	26,615	30,325	746,202
Oppenheimer Champion Income Fund, Cl. Y	10,586,612	827,724	329,314	11,085,022
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	5,195,453	454,798	162,110	5,488,141
Oppenheimer Core Bond Fund, Cl. Y	18,057,887	1,079,353	878,528	18,258,712
Oppenheimer Developing Markets Fund, Cl. Y	84,479	3,165	2,549	85,095
Oppenheimer Gold & Special Minerals Fund, Cl. Y	113,247	47,118	4,244	156,121

11	CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Shares January 31, 2012	Gross Additions	Gross Reductions	Shares July 31, 2012
Oppenheimer Institutional Money Market Fund, Cl. E	18,713,256	739,495	592,931	18,859,820
Oppenheimer International Bond Fund, Cl. Y	6,595,682	398,259	206,723	6,787,218
Oppenheimer International Growth Fund, Cl. Y	334,657	12,815	10,320	337,152
Oppenheimer International Small Company Fund, Cl. Y	47,816	1,683	1,353	48,146
Oppenheimer International Value Fund, Cl. Y (formerly Oppenheimer Quest International Value Fund, Cl. Y)	270,664	12,629	10,151	273,142
Oppenheimer Limited-Term Government Fund, Cl. Y	8,571,203	599,491	268,308	8,902,386
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	627,963	22,034	17,659	632,338
Oppenheimer Master Inflation Protected Securities Fund, LLC	1,129,739	67,663	59,141	1,138,261
Oppenheimer Real Estate Fund, Cl. Y	441,477	19,222	48,224	412,475
Oppenheimer Value Fund, Cl. Y	2,228,751	81,988	65,848	2,244,891

		Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. Y		$36,541,503	$—	$13,015
Oppenheimer Champion Income Fund, Cl. Y		20,174,741	754,564	(22,009)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y		17,891,341	—	(67,017)
Oppenheimer Core Bond Fund, Cl. Y		126,167,701	2,694,184	(2,100,395)
Oppenheimer Developing Markets Fund, Cl. Y		2,676,225	—	(2,090)
Oppenheimer Gold & Special Minerals Fund, Cl. Y		4,502,528	—	(70,553)
Oppenheimer Institutional Money Market Fund, Cl. E		18,859,820	19,940	—
Oppenheimer International Bond Fund, Cl. Y		43,709,682	888,980	(41,950)
Oppenheimer International Growth Fund, Cl. Y		9,237,971	—	(4,671)
Oppenheimer International Small Company Fund, Cl. Y		949,439	—	(5,017)
Oppenheimer International Value Fund, Cl. Y (formerly Oppenheimer Quest International Value Fund, Cl. Y)		3,583,619	87,336	(13,863)
Oppenheimer Limited-Term Government Fund, Cl. Y		83,593,408	899,308	(29,774)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y		14,347,746	—	(2,676)
Oppenheimer Master Inflation Protected Securities Fund, LLC		13,831,733	226,196 [a]	20,102 [a]
Oppenheimer Real Estate Fund, Cl. Y		9,569,416	—	237,941
Oppenheimer Value Fund, Cl. Y		49,881,473	—	(110,808)

		$455,518,346	$5,570,508	$(2,199,765)

a. Represents the amount allocated to the Fund from OppenheimerMaster Inflation Protected Securities Fund, LLC.

2. Rate shown is the 7-day yield as of July 31, 2012.

See accompanying Notes to Financial Statements.

12	CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES    July 31, 2012 Unaudited

Assets
Investments, at value—see accompanying statement of investments— affiliated companies (cost $434,157,305)	$455,518,346
Cash	267,570
Receivables and other assets:
Dividends	818,122
Shares of beneficial interest sold	599,571
Other	20,357
Total assets	457,223,966
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	1,314,008
Investments purchased	1,074,264
Distribution and service plan fees	94,843
Transfer and shareholder servicing agent fees	75,347
Trustees’ compensation	30,547
Shareholder communications	9,958
Other	30,476
Total liabilities	2,629,443
Net Assets	$454,594,523
Composition of Net Assets
Par value of shares of beneficial interest	$54,792
Additional paid-in capital	553,752,332
Accumulated net investment income	4,854,933
Accumulated net realized loss on investments	(125,428,575)
Net unrealized appreciation on investments	21,361,041
Net Assets	$454,594,523

13	CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES     Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $250,079,146 and 29,987,166 shares of beneficial interest outstanding)	$8.34
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$8.85
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $30,695,305 and 3,719,888 shares of beneficial interest outstanding)	$8.25
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $126,369,759 and 15,370,008 shares of beneficial interest outstanding)	$8.22
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $44,773,643 and 5,395,450 shares of beneficial interest outstanding)	$8.30
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,676,670 and 319,625 shares of beneficial interest outstanding)	$8.37

See accompanying Notes to Financial Statements.

14	CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS    Unaudited

For the Six Months Ended July 31, 2012

Allocation of Income and Expenses from Master Fund[1]
Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC:
Interest	$226,196
Expenses	(30,962)
Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	195,234
Investment Income
Dividends from affiliated companies	5,344,312
Interest	173
Total investment income	5,344,485
Expenses
Distribution and service plan fees:
Class A	300,232
Class B	154,753
Class C	605,653
Class N	114,367
Transfer and shareholder servicing agent fees:
Class A	231,945
Class B	35,729
Class C	109,607
Class N	57,658
Class Y	2,147
Shareholder communications:
Class A	12,601
Class B	3,070
Class C	5,485
Class N	1,541
Class Y	117
Trustees’ compensation	4,844
Custodian fees and expenses	2,868
Administration service fees	750
Other	38,881
Total expenses	1,682,248
Less waivers and reimbursements of expenses	(92,472)
Net expenses	1,589,776
Net Investment Income	3,949,943

1. The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes. See Note 1 of the accompanying Notes.

15	CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS    Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized loss on investments from affiliated companies	$(2,219,867)
Net realized gain allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	20,102
Net realized loss	(2,199,765)
Net change in unrealized appreciation/depreciation on investments	8,831,375
Net change in unrealized appreciation/deprecation allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	268,263
Net change in unrealized appreciation/depreciation	9,099,638
Net Increase in Net Assets Resulting from Operations	$10,849,816

See accompanying Notes to Financial Statements.

16	CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012
Operations
Net investment income	$3,949,943	$11,650,813
Net realized loss	(2,199,765)	(8,554,727)
Net change in unrealized appreciation/depreciation	9,099,638	8,696,437
Net increase in net assets resulting from operations	10,849,816	11,792,523
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(6,944,899)
Class B	—	(641,606)
Class C	—	(2,647,005)
Class N	—	(1,209,599)
Class Y	—	(90,898)
	—	(11,534,007)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	5,375,034	21,659,610
Class B	(1,432,703)	(113,581)
Class C	4,389,072	13,288,458
Class N	(3,392,958)	(7,289,851)
Class Y	(407,282)	974,237
	4,531,163	28,518,873
Net Assets
Total increase	15,380,979	28,777,389
Beginning of period	439,213,544	410,436,155
End of period (including accumulated net investment income of $4,854,933 and $904,990, respectively)	$454,594,523	$439,213,544

See accompanying Notes to Financial Statements.

17	CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended July 31, 2012	Year Ended January 31,
Class A	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$8.13	$8.12	$7.39	$6.23	$10.75	$10.93
Income (loss) from investment operations:
Net investment income[1]	.08	.25	.23	.10	.13	.55
Net realized and unrealized gain (loss)	.13	— [2]	.72	1.14	(4.21)	(.24)
Total from investment operations	.21	.25	.95	1.24	(4.08)	.31
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.24)	(.22)	(.08)	(.13)	(.43)
Distributions from net realized gain	—	—	—	—	(.11)	(.06)
Tax return of capital distribution	—	—	—	—	(.20)	—
Total dividends and/or distributions to shareholders	—	(.24)	(.22)	(.08)	(.44)	(.49)
Net asset value, end of period	$8.34	$8.13	$8.12	$7.39	$6.23	$10.75
Total Return, at Net Asset Value[3]	2.58%	3.17%	12.91%	19.86%	(38.15)%	2.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$250,079	$238,435	$216,715	$164,988	$138,965	$199,125
Average net assets (in thousands)	$244,226	$228,718	$191,109	$146,527	$196,986	$154,289
Ratios to average net assets:[4]
Net investment income	2.07%[5]	3.05%[5]	2.94%[5]	1.50%	1.42%	4.93%
Total expenses[6]	0.48%[5]	0.48%[5]	0.49%[5]	0.50%	0.40%	0.35%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.44%[5]	0.48%[5]	0.49%[5]	0.50%	0.40%	0.35%
Portfolio turnover rate	4%	12%	36%	21%	14%	10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	1.09%
Year Ended January 31, 2012	1.10%
Year Ended January 31, 2011	1.10%
Year Ended January 31, 2010	1.10%
Year Ended January 31, 2009	0.95%
Year Ended January 31, 2008	0.91%

See accompanying Notes to Financial Statements.

18	CONSERVATIVE INVESTOR FUND

	Six Months Ended July 31, 2012	Year Ended January 31,
Class B	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$8.07	$8.07	$7.35	$6.20	$10.67	$10.87
Income (loss) from investment operations:
Net investment income[1]	.05	.18	.16	.05	.06	.44
Net realized and unrealized gain (loss)	.13	(.01)	.71	1.11	(4.16)	(.22)
Total from investment operations	.18	.17	.87	1.16	(4.10)	.22
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.17)	(.15)	(.01)	(.06)	(.36)
Distributions from net realized gain	—	—	—	—	(.11)	(.06)
Tax return of capital distribution	—	—	—	—	(.20)	—
Total dividends and/or distributions to shareholders	—	(.17)	(.15)	(.01)	(.37)	(.42)
Net asset value, end of period	$8.25	$8.07	$8.07	$7.35	$6.20	$10.67
Total Return, at Net Asset Value[2]	2.23%	2.15%	11.90%	18.77%	(38.61)%	1.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,695	$31,443	$31,470	$28,860	$25,821	$35,068
Average net assets (in thousands)	$31,197	$30,889	$29,729	$26,346	$35,491	$27,664
Ratios to average net assets:[3]
Net investment income	1.27%[4]	2.16%[4]	2.07%[4]	0.72%	0.62%	4.01%
Total expenses[5]	1.28%[4]	1.34%[4]	1.37%[4]	1.45%	1.25%	1.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.24%[4]	1.34%[4]	1.36%[4]	1.40%	1.25%	1.18%
Portfolio turnover rate	4%	12%	36%	21%	14%	10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

5. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	1.89%
Year Ended January 31, 2012	1.96%
Year Ended January 31, 2011	1.98%
Year Ended January 31, 2010	2.05%
Year Ended January 31, 2009	1.80%
Year Ended January 31, 2008	1.74%

See accompanying Notes to Financial Statements.

19	CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended July 31, 2012	Year Ended January 31,
Class C	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$8.04	$8.04	$7.33	$6.18	$10.64	$10.85
Income (loss) from investment operations:
Net investment income[1]	.05	.19	.17	.03	.06	.46
Net realized and unrealized gain (loss)	.13	(.01)	.70	1.14	(4.15)	(.24)
Total from investment operations	.18	.18	.87	1.17	(4.09)	.22
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.18)	(.16)	(.02)	(.06)	(.37)
Distributions from net realized gain	—	—	—	—	(.11)	(.06)
Tax return of capital distribution	—	—	—	—	(.20)	—
Total dividends and/or distributions to shareholders	—	(.18)	(.16)	(.02)	(.37)	(.43)
Net asset value, end of period	$8.22	$8.04	$8.04	$7.33	$6.18	$10.64
Total Return, at Net Asset Value[2]	2.24%	2.34%	11.92%	18.98%	(38.62)%	1.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$126,370	$119,266	$105,918	$86,890	$ 73,346	$98,955
Average net assets (in thousands)	$122,143	$112,026	$ 97,991	$77,652	$100,987	$74,109
Ratios to average net assets:[3]
Net investment income	1.33%[4]	2.29%[4]	2.15%[4]	0.50%	0.65%	4.15%
Total expenses[5]	1.22%[4]	1.24%[4]	1.27%[4]	1.35%	1.21%	1.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.18%[4]	1.24%[4]	1.27%[4]	1.35%	1.21%	1.15%
Portfolio turnover rate	4%	12%	36%	21%	14%	10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

5. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	1.83%
Year Ended January 31, 2012	1.86%
Year Ended January 31, 2011	1.88%
Year Ended January 31, 2010	1.95%
Year Ended January 31, 2009	1.76%
Year Ended January 31, 2008	1.71%

See accompanying Notes to Financial Statements.

20	CONSERVATIVE INVESTOR FUND

	Six Months Ended July 31, 2012	Year Ended January 31,
Class N	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$8.10	$8.09	$7.36	$6.20	$10.70	$10.90
Income (loss) from investment operations:
Net investment income[1]	.07	.22	.20	.03	.10	.53
Net realized and unrealized gain (loss)	.13	— [2]	.72	1.18	(4.19)	(.26)
Total from investment operations	.20	.22	.92	1.21	(4.09)	.27
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.21)	(.19)	(.05)	(.10)	(.41)
Distributions from net realized gain	—	—	—	—	(.11)	(.06)
Tax return of capital distribution	—	—	—	—	(.20)	—
Total dividends and/or distributions to shareholders	—	(.21)	(.19)	(.05)	(.41)	(.47)
Net asset value, end of period	$8.30	$8.10	$8.09	$7.36	$6.20	$10.70
Total Return, at Net Asset Value[3]	2.47%	2.80%	12.55%	19.55%	(38.40)%	2.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,774	$47,055	$54,286	$54,890	$46,872	$58,762
Average net assets (in thousands)	$46,173	$50,465	$54,933	$50,202	$59,625	$37,891
Ratios to average net assets:[4]
Net investment income	1.76%[5]	2.69%[5]	2.63%[5]	0.45%	1.09%	4.74%
Total expenses[6]	0.79%[5]	0.77%[5]	0.81%[5]	0.96%	0.76%	0.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.75%[5]	0.77%[5]	0.79%[5]	0.88%	0.76%	0.66%
Portfolio turnover rate	4%	12%	36%	21%	14%	10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	1.40%
Year Ended January 31, 2012	1.39%
Year Ended January 31, 2011	1.42%
Year Ended January 31, 2010	1.56%
Year Ended January 31, 2009	1.31%
Year Ended January 31, 2008	1.22%

See accompanying Notes to Financial Statements.

21	CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended July 31, 2012	Year Ended January 31,
Class Y	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$8.15	$8.14	$7.41	$6.25	$10.79	$10.96
Income (loss) from investment operations:
Net investment income (loss)[1]	.10	.28	.26	(.05)	.18	.64
Net realized and unrealized gain (loss)	.12	— [2]	.72	1.31	(4.25)	(.29)
Total from investment operations	.22	.28	.98	1.26	(4.07)	.35
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.27)	(.25)	(.10)	(.16)	(.46)
Distributions from net realized gain	—	—	—	—	(.11)	(.06)
Tax return of capital distribution	—	—	—	—	(.20)	—
Total dividends and/or distributions to shareholders	—	(.27)	(.25)	(.10)	(.47)	(.52)
Net asset value, end of period	$8.37	$8.15	$8.14	$7.41	$6.25	$10.79
Total Return, at Net Asset Value[3]	2.70%	3.47%	13.27%	20.17%	(37.92)%	3.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,677	$3,015	$2,047	$963	$475	$604
Average net assets (in thousands)	$2,888	$2,522	$1,398	$609	$732	$385
Ratios to average net assets:[4]
Net investment income (loss)	2.36%[5]	3.42%[5]	3.31%[5]	(0.74)%	1.95%	5.70%
Total expenses[6]	0.19%[5]	0.17%[5]	0.14%[5]	0.22%	0.09%	0.01%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.15%[5]	0.17%[5]	0.14%[5]	0.14%	0.09%	0.01%
Portfolio turnover rate	4%	12%	36%	21%	14%	10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	0.80%
Year Ended January 31, 2012	0.79%
Year Ended January 31, 2011	0.75%
Year Ended January 31, 2010	0.82%
Year Ended January 31, 2009	0.64%
Year Ended January 31, 2008	0.57%

See accompanying Notes to Financial Statements.

22	CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS     Unaudited

1. Significant Accounting Policies

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).

The Fund offers Class A, Class C, Class N and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares will be permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As

23	CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek total return. The Fund’s investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended January 31, 2012, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended January 31, 2012 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2018	$14,489,934
2019	44,255,962
No expiration	628,479

Total	$59,374,375

24	CONSERVATIVE INVESTOR FUND

As of July 31, 2012, it is estimated that the capital loss carryforwards would be $58,745,896 expiring by 2019 and $2,828,244 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 31, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$434,157,305

Gross unrealized appreciation	$27,692,152
Gross unrealized depreciation	(6,331,111)

Net unrealized appreciation	$21,361,041

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,341
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2012	15,004

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund

25	CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

26	CONSERVATIVE INVESTOR FUND

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the

27	CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

28	CONSERVATIVE INVESTOR FUND

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservabl eInputs	Value
Assets Table
Investments, at Value:
Investment Companies	$441,686,613	$13,831,733	$—	$455,518,346

Total Assets	$441,686,613	$13,831,733	$—	$455,518,346

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2012		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Class A
Sold	4,444,795	$36,577,291	10,299,393	$84,519,509
Dividends and/or distributions reinvested	—	—	835,306	6,615,635
Redeemed	(3,794,853)	(31,202,257)	(8,475,753)	(69,475,534)

Net increase	649,942	$5,375,034	2,658,946	$21,659,610

Class B
Sold	375,688	$3,065,579	1,150,653	$9,319,623
Dividends and/or distributions reinvested	—	—	78,348	616,595
Redeemed	(550,069)	(4,498,282)	(1,234,964)	(10,049,799)

Net decrease	(174,381)	$(1,432,703)	(5,963)	$(113,581)

Class C
Sold	2,295,199	$18,648,796	5,297,774	$42,746,970
Dividends and/or distributions reinvested	—	—	326,153	2,557,030
Redeemed	(1,755,318)	(14,259,724)	(3,961,390)	(32,015,542)

Net increase	539,881	$4,389,072	1,662,537	$13,288,458

29	CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

3. Shares of Beneficial Interest Continued

	Six Months Ended July 31, 2012		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Class N
Sold	713,662	$5,846,024	2,125,491	$17,358,376
Dividends and/or distributions reinvested	—	—	140,178	1,106,005
Redeemed	(1,127,728)	(9,238,982)	(3,167,185)	(25,754,232)

Net decrease	(414,066)	$(3,392,958)	(901,516)	$(7,289,851)

Class Y
Sold	60,690	$500,998	231,710	$1,908,893
Dividends and/or distributions reinvested	—	—	11,445	90,871
Redeemed	(110,991)	(908,280)	(124,522)	(1,025,527)

Net increase (decrease)	(50,301)	$(407,282)	118,633	$974,237

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 31, 2012, were as follows:

	Purchases	Sales
Investment securities	$25,366,778	$16,425,867

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the six months ended July 31, 2012 was 0.51%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 31, 2012, the Fund paid $432,583 to OFS for services to the Fund.

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

30	CONSERVATIVE INVESTOR FUND

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2012 were as follows:

Class B	$171,664
Class C	1,511,139
Class N	1,136,725

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor
July 31, 2012	$99,628	$—	$40,960	$5,499	$1,524

31	CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates Continued

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that “Total expenses”, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), as a percentage of daily net assets, will not exceed the annual rate of 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C, Class N and Class Y, respectively. The expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This limitation will be applied after giving effect to any reimbursements by the Distributor of 12b-1 fees paid by the Fund with respect to investments in Class A shares of any Underlying Funds that do not offer Class Y shares. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds.

The Manager has also voluntarily agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.10% as calculated on the daily net assets of the Fund. This waiver and/or reimbursement is applied after (and in addition to) any other applicable waiver and/or expense reimbursements that may apply. During the six months ended July 31, 2012, the manager waived fees and/or reimbursed the Fund $76,769.

During the six months ended July 31, 2012, the Manager also voluntarily reimbursed $15,703 of additional Fund expenses.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Pending Litigation

Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds

32	CONSERVATIVE INVESTOR FUND

managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. In June 2012, the court granted appellees’ motion to dismiss the appeal. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

33	CONSERVATIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

34	CONSERVATIVE INVESTOR FUND

CONSERVATIVE INVESTOR FUND

A Series of Oppenheimer Portfolio Series
Trustees and Officers

Brian F. Wruble, Chairman of the Board of Trustees and Trustee

David K. Downes, Trustee

Matthew P. Fink, Trustee

Phillip A. Griffiths, Trustee

Mary F. Miller, Trustee

Joel W. Motley, Trustee

Mary Ann Tynan, Trustee

Joseph M. Wikler, Trustee

Peter I. Wold, Trustee

William F. Glavin, Jr., President and Principal Executive Officer

Alan C. Gilston, Vice President

Krishna Memani, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Legal Counsel	Kramer Levin Naftalis & Frankel LLP
The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2012 OppenheimerFunds, Inc. All rights reserved.

35	CONSERVATIVE INVESTOR FUND

PRIVACY POLICY

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

36	CONSERVATIVE INVESTOR FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

37	CONSERVATIVE INVESTOR FUND

July 31, 2012

Moderate Investor Fund A Series of Oppenheimer Portfolio Series	Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund’s Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Holdings
Oppenheimer Value Fund, Cl. Y	18.4%
Oppenheimer Core Bond Fund, Cl. Y	17.0
Oppenheimer Capital Appreciation Fund, Cl. Y	13.2
Oppenheimer Limited-Term Government Fund, Cl. Y	11.2
Oppenheimer International Bond Fund, Cl. Y	8.4
Oppenheimer International Growth Fund, Cl. Y	6.4
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	5.2
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	3.9
Oppenheimer Master Inflation Protected Securities Fund, LLC	3.0
Oppenheimer International Value Fund, Cl. Y	2.9

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2012, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.

Asset Class Allocation

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2012, and are based on the total market value of investments.

7	MODERATE INVESTOR FUND

NOTES

The Fund’s total returns include changes in share price, reinvestment of dividends and capital gains distributions, and do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

8	MODERATE INVESTOR FUND

FUND EXPENSE

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2012.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9	MODERATE INVESTOR FUND

FUND EXPENSE

Actual	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During 6 Months Ended July 31, 2012
Class A	$1,000.00	$1,021.90	$2.11
Class B	1,000.00	1,018.70	6.29
Class C	1,000.00	1,017.60	5.94
Class N	1,000.00	1,020.90	3.47
Class Y	1,000.00	1,023.00	1.36

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.77	2.11
Class B	1,000.00	1,018.65	6.29
Class C	1,000.00	1,019.00	5.94
Class N	1,000.00	1,021.43	3.47
Class Y	1,000.00	1,023.52	1.36

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended July 31, 2012 are as follows:

Class	Expense Ratios
Class A	0.42%
Class B	1.25
Class C	1.18
Class N	0.69
Class Y	0.27

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10	MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS    July 31, 2012 / Unaudited

	Shares	Value
Investment Companies—100.3%[1]
Alternative Funds—10.0%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	11,781,853	$38,408,843
Oppenheimer Gold & Special Minerals Fund, Cl. Y	341,233	9,841,165
Oppenheimer Master Inflation Protected Securities Fund, LLC	2,439,067	29,638,670
Oppenheimer Real Estate Fund, Cl. Y	900,557	20,892,930
		98,781,608
Domestic Equity Funds—36.7%
Oppenheimer Capital Appreciation Fund, Cl. Y	2,642,032	129,380,289
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	2,246,576	50,974,814
Oppenheimer Value Fund, Cl. Y	8,123,967	180,514,549
		360,869,652
Domestic Fixed Income Funds—30.9%
Oppenheimer Champion Income Fund, Cl. Y	14,859,603	27,044,477
Oppenheimer Core Bond Fund, Cl. Y	24,154,872	166,910,165
Oppenheimer Limited-Term Government Fund, Cl. Y	11,681,405	109,688,396
		303,643,038
Foreign Equity Funds—11.7%
Oppenheimer Developing Markets Fund, Cl. Y	533,266	16,771,219
Oppenheimer International Growth Fund, Cl. Y	2,309,976	63,293,348
Oppenheimer International Small Company Fund, Cl. Y	283,200	5,584,696
Oppenheimer International Value Fund, Cl. Y	2,207,520	28,962,657
		114,611,920
Foreign Fixed Income Fund—8.4%
Oppenheimer International Bond Fund, Cl. Y	12,792,306	82,382,450
Money Market Fund—2.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[2]	25,474,404	25,474,404
Total Investments, at Value (Cost $924,325,551)	100.3%	985,763,072
Liabilities in Excess of Other Assets	(0.3)	(2,822,518)

Net Assets	100.0%	$982,940,554

11	MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2012	Gross Additions	Gross Reductions	Shares July 31, 2012
Oppenheimer Capital Appreciation Fund, Cl. Y	2,762,136	40,187	160,291	2,642,032
Oppenheimer Champion Income Fund, Cl. Y	14,627,797	799,774	567,968	14,859,603
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	11,464,253	778,300	460,700	11,781,853
Oppenheimer Core Bond Fund, Cl. Y	24,401,124	917,024	1,163,276	24,154,872
Oppenheimer Developing Markets Fund, Cl. Y	546,324	8,544	21,602	533,266
Oppenheimer Gold & Special Minerals Fund, Cl. Y	249,850	103,547	12,164	341,233
Oppenheimer Institutional Money Market Fund, Cl. E	26,083,846	414,438	1,023,880	25,474,404
Oppenheimer International Bond Fund, Cl. Y	12,823,081	474,138	504,913	12,792,306
Oppenheimer International Growth Fund, Cl. Y	2,364,206	35,670	89,900	2,309,976
Oppenheimer International Small Company Fund, Cl. Y	290,089	4,559	11,448	283,200
Oppenheimer International Value Fund, Cl. Y (formerly Oppenheimer Quest International Value Fund, Cl. Y)	2,186,520	110,538	89,538	2,207,520
Oppenheimer Limited-Term Government Fund, Cl. Y	11,723,064	423,540	465,199	11,681,405
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	2,297,101	33,418	83,943	2,246,576
Oppenheimer Master Inflation Protected Securities Fund, LLC	2,496,109	87,214	144,256	2,439,067
Oppenheimer Real Estate Fund, Cl. Y	1,006,120	22,992	128,555	900,557
Oppenheimer Value Fund, Cl. Y	8,309,915	124,030	309,978	8,123,967

	Value	Income		Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. Y	$129,380,289	$—		$98,379
Oppenheimer Champion Income Fund, Cl. Y	27,044,477	1,030,642		(191,319)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	38,408,843	—		(1,646,299)
Oppenheimer Core Bond Fund, Cl. Y	166,910,165	3,606,356		(2,801,840)
Oppenheimer Developing Markets Fund, Cl. Y	16,771,219	—		26,183
Oppenheimer Gold & Special Minerals Fund, Cl. Y	9,841,165	—		(201,266)
Oppenheimer Institutional Money Market Fund, Cl. E	25,474,404	27,482		—
Oppenheimer International Bond Fund, Cl. Y	82,382,450	1,708,580		(54,395)
Oppenheimer International Growth Fund, Cl. Y	63,293,348	—		150,065
Oppenheimer International Small Company Fund, Cl. Y	5,584,696	—		3,698
Oppenheimer International Value Fund, Cl. Y (formerly Oppenheimer Quest International Value Fund, Cl. Y)	28,962,657	—		(123,291)
Oppenheimer Limited-Term Government Fund, Cl. Y	109,688,396	1,214,692		(70,814)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	50,974,814	—		196,755
Oppenheimer Master Inflation Protected Securities Fund, LLC	29,638,670	494,246	[a]	49,977 [a]
Oppenheimer Real Estate Fund, Cl. Y	20,892,930	197,031		657,181
Oppenheimer Value Fund, Cl. Y	180,514,549	—		(753,391)

	$985,763,072	$8,279,029		$(4,660,377)

a. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

2. Rate shown is the 7-day yield as of July 31, 2012.

See accompanying Notes to Financial Statements.

12	MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES    July 31, 2012 / Unaudited

Assets
Investments, at value—see accompanying statement of investments affiliated companies (cost $924,325,551)	$985,763,072
Receivables and other assets:
Dividends	1,168,716
Shares of beneficial interest sold	379,955
Investments sold	56,060
Other	43,831
Total assets	987,411,634
Liabilities
Bank overdraft	25,137
Payables and other liabilities:
Shares of beneficial interest redeemed	2,729,129
Investments purchased	1,163,718
Distribution and service plan fees	204,616
Transfer and shareholder servicing agent fees	150,306
Trustees’ compensation	78,974
Shareholder communications	54,870
Other	64,330
Total liabilities	4,471,080
Net Assets	$982,940,554
Composition of Net Assets
Par value of shares of beneficial interest	$111,668
Additional paid-in capital	1,190,814,346
Accumulated net investment income	10,977,420
Accumulated net realized loss on investments	(280,400,401)
Net unrealized appreciation on investments	61,437,521
Net Assets	$982,940,554

13	MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES    Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $548,413,683 and 61,864,924 shares of beneficial interest outstanding)	$8.86
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$9.40
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $100,290,643 and 11,507,155 shares of beneficial interest outstanding)	$8.72
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $236,673,565 and 27,220,731 shares of beneficial interest outstanding)	$8.69
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $89,464,137 and 10,165,642 shares of beneficial interest outstanding)	$8.80
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $8,098,526 and 909,625 shares of beneficial interest outstanding)	$8.90

See accompanying Notes to Financial Statements.

14	MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS    For the Six Months Ended July 31, 2012 / Unaudited

Allocation of Income and Expenses from Master Fund[1]
Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC:
Interest	$494,246
Expenses	(67,606)
Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	426,640
Investment Income
Dividends from affiliated companies	7,784,783
Interest	385
Total investment income	7,785,168
Expenses
Distribution and service plan fees:
Class A	671,647
Class B	520,321
Class C	1,159,817
Class N	233,158
Transfer and shareholder servicing agent fees:
Class A	434,428
Class B	123,723
Class C	200,733
Class N	83,744
Class Y	12,435
Shareholder communications:
Class A	21,924
Class B	5,113
Class C	9,216
Class N	1,773
Class Y	82
Trustees’ compensation	11,599
Custodian fees and expenses	6,267
Administration service fees	750
Other	75,689
Total expenses	3,572,419
Less waivers and reimbursements of expenses	(164,726)
Net expenses	3,407,693
Net Investment Income	4,804,115

1. The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes. See Note 1 of the accompanying Notes.

15	MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS    Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized loss on investments from affiliated companies	$(4,710,354)
Net realized gain allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	49,977
Total net realized loss	(4,660,377)

Net change in unrealized appreciation/depreciation on investments	19,432,423
Net change in unrealized appreciation/deprecation allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	570,116
Total net change in unrealized appreciation/depreciation	20,002,539
Net Increase in Net Assets Resulting from Operations	$20,146,277

See accompanying Notes to Financial Statements.

16	MODERATE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012
Operations
Net investment income	$4,804,115	$20,658,943
Net realized loss	(4,660,377)	(26,778,046)
Net change in unrealized appreciation/depreciation	20,002,539	15,688,586
Net increase in net assets resulting from operations	20,146,277	9,569,483
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(12,561,626)
Class B	—	(1,606,886)
Class C	—	(3,766,275)
Class N	—	(2,084,906)
Class Y	—	(246,036)
	—	(20,265,729)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(1,439,836)	1,345,547
Class B	(10,311,393)	(8,615,040)
Class C	1,327,768	3,310,300
Class N	(7,683,844)	(12,968,609)
Class Y	(1,646,325)	3,092,112
	(19,753,630)	(13,835,690)
Net Assets
Total increase (decrease)	392,647	(24,531,936)
Beginning of period	982,547,907	1,007,079,843
End of period (including accumulated net investment income of $10,977,420 and $6,173,305, respectively)	$982,940,554	$982,547,907

See accompanying Notes to Financial Statements.

17	MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended July 31, 2012	Year Ended January 31,
Class A	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$8.67	$8.77	$7.72	$6.12	$11.01	$11.42
Income (loss) from investment operations:
Net investment income[1]	.06	.21	.18	.07	.13	.54
Net realized and unrealized gain (loss)	.13	(.10)	1.05	1.54	(4.53)	(.41)
Total from investment operations	.19	.11	1.23	1.61	(4.40)	.13
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.21)	(.18)	(.01)	(.13)	(.45)
Distributions from net realized gain	—	—	—	—	(.25)	(.09)
Tax return of capital distribution	—	—	—	—	(.11)	—
Total dividends and/or distributions to shareholders	—	(.21)	(.18)	(.01)	(.49)	(.54)
Net asset value, end of period	$8.86	$8.67	$8.77	$7.72	$6.12	$11.01
Total Return, at Net Asset Value[2]	2.19%	1.31%	15.94%	26.28%	(40.17)%	1.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$548,414	$538,032	$542,308	$450,074	$351,987	$497,377
Average net assets (in thousands)	$548,738	$539,801	$491,634	$403,150	$486,485	$423,981
Ratios to average net assets:[3]
Net investment income	1.27%[4]	2.38%[4]	2.20%[4]	1.04%	1.36%	4.59%
Total expenses[5]	0.45%[4]	0.45%[4]	0.47%[4]	0.51%	0.42%	0.37%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.42%[4]	0.45%[4]	0.47%[4]	0.51%	0.42%	0.37%
Portfolio turnover rate	3%	12%	43%	13%	9%	3%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

5. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	1.10%
Year Ended January 31, 2012	1.11%
Year Ended January 31, 2011	1.12%
Year Ended January 31, 2010	1.15%
Year Ended January 31, 2009	1.00%
Year Ended January 31, 2008	0.95%

See accompanying Notes to Financial Statements.

18	MODERATE INVESTOR FUND

	Six Months Ended July 31, 2012	Year Ended January 31,
Class B	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$8.56	$8.65	$7.62	$6.09	$10.92	$11.34
Income (loss) from investment operations:
Net investment income[1]	.02	.13	.11	.03	.05	.42
Net realized and unrealized gain (loss)	.14	(.09)	1.03	1.50	(4.47)	(.39)
Total from investment operations	.16	.04	1.14	1.53	(4.42)	.03
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.13)	(.11)	—	(.05)	(.36)
Distributions from net realized gain	—	—	—	—	(.25)	(.09)
Tax return of capital distribution	—	—	—	—	(.11)	—
Total dividends and/or distributions to shareholders	—	(.13)	(.11)	—	(.41)	(.45)
Net asset value, end of period	$8.72	$8.56	$8.65	$7.62	$6.09	$10.92
Total Return, at Net Asset Value[2]	1.87%	0.49%	14.94%	25.12%	(40.64)%	0.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$100,291	$108,665	$118,398	$105,937	$ 86,709	$132,233
Average net assets (in thousands)	$104,909	$113,632	$111,116	$ 96,884	$123,999	$121,584
Ratios to average net assets:[3]
Net investment income	0.44%[4]	1.48%[4]	1.32%[4]	0.43%	0.49%	3.61%
Total expenses[5]	1.28%[4]	1.32%[4]	1.34%[4]	1.41%	1.26%	1.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.25%[4]	1.32%[4]	1.34%[4]	1.40%	1.26%	1.18%
Portfolio turnover rate	3%	12%	43%	13%	9%	3%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

5. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	1.93%
Year Ended January 31, 2012	1.98%
Year Ended January 31, 2011	1.99%
Year Ended January 31, 2010	2.05%
Year Ended January 31, 2009	1.84%
Year Ended January 31, 2008	1.76%

See accompanying Notes to Financial Statements.

19	MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended July 31, 2012	Year Ended January 31,
Class C	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$8.54	$8.63	$7.61	$6.07	$10.90	$11.33
Income (loss) from investment operations:
Net investment income[1]	.02	.14	.12	.03	.05	.45
Net realized and unrealized gain (loss)	.13	(.09)	1.02	1.51	(4.46)	(.41)
Total from investment operations	.15	.05	1.14	1.54	(4.41)	.04
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.14)	(.12)	—	(.06)	(.38)
Distributions from net realized gain	—	—	—	—	(.25)	(.09)
Tax return of capital distribution	—	—	—	—	(.11)	—
Total dividends and/or distributions to shareholders	—	(.14)	(.12)	—	(.42)	(.47)
Net asset value, end of period	$8.69	$8.54	$8.63	$7.61	$6.07	$10.90
Total Return, at Net Asset Value[2]	1.76%	0.65%	14.97%	25.37%	(40.66)%	0.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$236,674	$231,079	$230,368	$194,113	$158,155	$231,792
Average net assets (in thousands)	$234,789	$231,140	$209,895	$175,655	$223,472	$193,641
Ratios to average net assets:[3]
Net investment income	0.51%[4]	1.61%[4]	1.42%[4]	0.45%	0.56%	3.88%
Total expenses[5]	1.21%[4]	1.22%[4]	1.25%[4]	1.30%	1.20%	1.14%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.18%[4]	1.22%[4]	1.25%[4]	1.30%	1.20%	1.14%
Portfolio turnover rate	3%	12%	43%	13%	9%	3%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

5. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	1.86%
Year Ended January 31, 2012	1.88%
Year Ended January 31, 2011	1.90%
Year Ended January 31, 2010	1.94%
Year Ended January 31, 2009	1.78%
Year Ended January 31, 2008	1.72%

See accompanying Notes to Financial Statements.

20	MODERATE INVESTOR FUND

	Six Months Ended July 31, 2012	Year Ended January 31,
Class N	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$8.62	$8.71	$7.67	$6.09	$10.96	$11.38
Income (loss) from investment operations:
Net investment income[1]	.04	.18	.16	.04	.11	.51
Net realized and unrealized gain (loss)	.14	(.09)	1.04	1.54	(4.51)	(.41)
Total from investment operations	.18	.09	1.20	1.58	(4.40)	.10
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.18)	(.16)	—	(.11)	(.43)
Distributions from net realized gain	—	—	—	—	(.25)	(.09)
Tax return of capital distribution	—	—	—	—	(.11)	—
Total dividends and/or distributions to shareholders	—	(.18)	(.16)	—	(.47)	(.52)
Net asset value, end of period	$8.80	$8.62	$8.71	$7.67	$6.09	$10.96
Total Return, at Net Asset Value[2]	2.09%	1.12%	15.62%	25.94%	(40.36)%	0.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$89,464	$ 95,267	$109,375	$93,550	$72,712	$96,080
Average net assets (in thousands)	$93,741	$105,816	$101,701	$85,066	$96,842	$73,754
Ratios to average net assets:[3]
Net investment income	1.00%[4]	2.08%[4]	1.93%[4]	0.61%	1.13%	4.36%
Total expenses[5]	0.72%[4]	0.72%[4]	0.73%[4]	0.78%	0.69%	0.64%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.69%[4]	0.72%[4]	0.73%[4]	0.78%	0.69%	0.64%
Portfolio turnover rate	3%	12%	43%	13%	9%	3%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

5. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	1.37%
Year Ended January 31, 2012	1.38%
Year Ended January 31, 2011	1.38%
Year Ended January 31, 2010	1.42%
Year Ended January 31, 2009	1.27%
Year Ended January 31, 2008	1.22%

See accompanying Notes to Financial Statements.

21	MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended July 31, 2012	Year Ended January 31,
Class Y	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$8.70	$8.80	$7.75	$6.14	$11.05	$11.45
Income (loss) from investment operations:
Net investment income[1]	.06	.24	.22	.05	.18	.55
Net realized and unrealized gain (loss)	.14	(.11)	1.04	1.60	(4.57)	(.38)
Total from investment operations	.20	.13	1.26	1.65	(4.39)	.17
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.23)	(.21)	(.04)	(.16)	(.48)
Distributions from net realized gain	—	—	—	—	(.25)	(.09)
Tax return of capital distribution	—	—	—	—	(.11)	—
Total dividends and/or distributions to shareholders	—	(.23)	(.21)	(.04)	(.52)	(.57)
Net asset value, end of period	$8.90	$8.70	$8.80	$7.75	$6.14	$11.05
Total Return, at Net Asset Value[2]	2.30%	1.57%	16.32%	26.81%	(39.90)%	1.39%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,098	$9,505	$6,631	$2,700	$1,932	$1,860
Average net assets (in thousands)	$8,616	$8,314	$4,695	$2,137	$2,296	$1,315
Ratios to average net assets:[3]
Net investment income	1.41%[4]	2.71%[4]	2.68%[4]	0.72%	1.91%	4.67%
Total expenses[5]	0.32%[4]	0.25%[4]	0.08%[4]	0.09%	0.05%	0.02%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.27%[4]	0.25%[4]	0.08%[4]	0.09%	0.05%	0.02%
Portfolio turnover rate	3%	12%	43%	13%	9%	3%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

5. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	0.97%
Year Ended January 31, 2012	0.91%
Year Ended January 31, 2011	0.73%
Year Ended January 31, 2010	0.73%
Year Ended January 31, 2009	0.63%
Year Ended January 31, 2008	0.60%

See accompanying Notes to Financial Statements.

22	MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited

1. Significant Accounting Policies

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek long-term growth of capital and current income. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).

The Fund offers Class A, Class C, Class N and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares will be permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses,

23	MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek total return. The Fund’s investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended January 31, 2012, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended January 31, 2012 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2018	$28,839,447
2019	142,546,959
No expiration	8,885,618

Total	$180,272,024

24	MODERATE INVESTOR FUND

As of July 31, 2012, it is estimated that the capital loss carryforwards would be $171,386,406 expiring by 2019 and $13,545,995 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 31, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$924,325,551

Gross unrealized appreciation	$79,165,294
Gross unrealized depreciation	(17,727,773)

Net unrealized appreciation	$61,437,521

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$3,562
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2012	39,860

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund

25	MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

26	MODERATE INVESTOR FUND

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review,

27	MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$956,124,402	$29,638,670	$—	$985,763,072

Total Assets	$956,124,402	$29,638,670	$—	$985,763,072

28	MODERATE INVESTOR FUND

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2012		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Class A
Sold	7,343,474	$64,765,839	14,269,352	$125,531,029
Dividends and/or distributions reinvested	—	—	1,464,269	12,255,806
Redeemed	(7,522,673)	(66,205,675)	(15,547,329)	(136,441,288)

Net increase (decrease)	(179,199)	$(1,439,836)	186,292	$1,345,547

Class B
Sold	846,084	$7,352,498	2,327,952	$20,179,704
Dividends and/or distributions reinvested	—	—	191,931	1,587,317
Redeemed	(2,031,507)	(17,663,891)	(3,513,199)	(30,382,061)

Net decrease	(1,185,423)	$(10,311,393)	(993,316)	$(8,615,040)

Class C
Sold	3,183,060	$27,556,516	6,733,336	$57,968,442
Dividends and/or distributions reinvested	—	—	447,572	3,692,473
Redeemed	(3,028,321)	(26,228,748)	(6,798,499)	(58,350,615)

Net increase	154,739	$1,327,768	382,409	$3,310,300

Class N
Sold	1,128,831	$9,880,120	3,228,436	$28,212,497
Dividends and/or distributions reinvested	—	—	232,472	1,936,494
Redeemed	(2,014,117)	(17,563,964)	(4,962,894)	(43,117,600)

Net decrease	(885,286)	$(7,683,844)	(1,501,986)	$(12,968,609)

Class Y
Sold	155,906	$1,373,455	647,463	$5,798,619
Dividends and/or distributions reinvested	—	—	28,974	243,382
Redeemed	(338,481)	(3,019,780)	(337,480)	(2,949,889)

Net increase (decrease)	(182,575)	$(1,646,325)	338,957	$3,092,112

29	MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 31, 2012, were as follows:

	Purchases	Sales
Investment securities	$29,516,603	$43,704,276

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the six months ended July 31, 2012 was 0.55%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 31, 2012, the Fund paid $850,714 to OFS for services to the Fund.

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor

30	MODERATE INVESTOR FUND

for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2012 were as follows:

Class B	$1,075,715
Class C	3,279,341
Class N	1,726,041

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor
July 31, 2012	$339,549	$—	$118,440	$14,123	$1,923

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that “Total expenses,” (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), as a percentage of daily net assets, will not exceed the annual rate of 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C, Class N and Class Y, respectively. The expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This limitation will be applied after giving effect to any reimbursements by the Distributor of 12b-1 fees paid by the Fund with respect to investments in Class A shares of any Underlying Funds that do not offer Class Y shares. During the six months ended July 31, 2012, the Manager waived $650, for Class Y. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds.

The Manger has also voluntarily agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.07% as calculated on the daily net assets of the Fund. This

31	MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates Continued

waiver and/or reimbursement is applied after (and in addition to) any other applicable waiver and/or expense reimbursements that may apply. During the six months ended July 31, 2012, the Manager waived fees and/or reimbursed the Fund $116,905.

During the six months ended July 31, 2012, the Manager also voluntarily reimbursed $47,171 of additional Fund expenses.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Pending Litigation

Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011,

32	MODERATE INVESTOR FUND

certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. In June 2012, the court granted appellees’ motion to dismiss the appeal. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

33	MODERATE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

34	MODERATE INVESTOR FUND

MODERATE INVESTOR FUND

A Series of Oppenheimer Portfolio Series
Trustees and Officers

Brian F. Wruble, Chairman of the Board of Trustees and Trustee

David K. Downes, Trustee

Matthew P. Fink, Trustee

Phillip A. Griffiths, Trustee

Mary F. Miller, Trustee

Joel W. Motley, Trustee

Mary Ann Tynan, Trustee

Joseph M. Wikler, Trustee

Peter I. Wold, Trustee

William F. Glavin, Jr., President and Principal Executive Officer

Alan C. Gilston, Vice President

Krishna Memani, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Services Agent	OppenheimerFunds Servicing
Independent Registered Public Accounting Firm	KPMG LLP
Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2012 OppenheimerFunds, Inc. All rights reserved.

35	MODERATE INVESTOR FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

36	MODERATE INVESTOR FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

37	MODERATE INVESTOR FUND

July 31, 2012

Active Allocation Fund A Series of Oppenheimer Portfolio Series	Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund’s Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Holdings
Oppenheimer Value Fund, Cl. Y	20.6%
Oppenheimer Capital Appreciation Fund, Cl. Y	16.1
Oppenheimer International Growth Fund, Cl. Y	12.0
Oppenheimer Core Bond Fund, Cl. Y	10.6
Oppenheimer Limited-Term Government Fund, Cl. Y	5.6
Oppenheimer International Bond Fund, Cl. Y	5.3
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	5.1
Oppenheimer International Value Fund, Cl. Y	5.0
Oppenheimer Developing Markets Fund, Cl. Y	4.3
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	2.3

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2012, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.

Asset Class Allocation

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2012, and are based on the total market value of investments.

7	ACTIVE ALLOCATION FUND

NOTES

The Fund’s total returns include changes in share price, reinvestment of dividends and capital gains distributions, and do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

8	ACTIVE ALLOCATION FUND

FUND EXPENSES

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2012.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9	ACTIVE ALLOCATION FUND

Actual	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During 6 Months Ended July 31, 2012
Class A	$1,000.00	$1,020.50	$2.67
Class B	1,000.00	1,016.50	6.84
Class C	1,000.00	1,016.50	6.39
Class N	1,000.00	1,019.60	3.72
Class Y	1,000.00	1,021.40	0.96

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.23	2.67
Class B	1,000.00	1,018.10	6.85
Class C	1,000.00	1,018.55	6.39
Class N	1,000.00	1,021.18	3.73
Class Y	1,000.00	1,023.92	0.96

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended July 31, 2012 are as follows:

Class	Expense Ratios
Class A	0.53%
Class B	1.36
Class C	1.27
Class N	0.74
Class Y	0.19

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10	ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS    July 31, 2012 / Unaudited

	Shares	Value

Investment Companies—99.3%[1]
Alternative Funds—7.5%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	13,196,041	$43,019,094
Oppenheimer Gold & Special Minerals Fund, Cl. Y	381,879	11,013,395
Oppenheimer Master Event-Linked Bond Fund, LLC	2,185,697	25,599,218
Oppenheimer Master Inflation Protected Securities Fund, LLC	2,759,281	33,529,803
Oppenheimer Real Estate Fund, Cl. Y	1,178,779	27,347,683
		140,509,193
Domestic Equity Funds—44.6%
Oppenheimer Capital Appreciation Fund, Cl. Y	6,164,115	301,856,710
Oppenheimer Discovery Fund, Cl. Y	370,973	24,187,432
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	4,198,976	95,274,758
Oppenheimer Rising Dividends Fund, Cl. Y	1,750,310	30,070,331
Oppenheimer Value Fund, Cl. Y	17,357,118	385,715,161
		837,104,392
Domestic Fixed Income Funds—18.3%
Oppenheimer Champion Income Fund, Cl. Y	21,213,475	38,608,526
Oppenheimer Core Bond Fund, Cl. Y	28,716,740	198,432,670
Oppenheimer Limited-Term Government Fund, Cl. Y	11,234,854	105,495,283
		342,536,479
Foreign Equity Funds—22.3%
Oppenheimer Developing Markets Fund, Cl. Y	2,542,297	79,955,252
Oppenheimer International Growth Fund, Cl. Y	8,191,544	224,448,317
Oppenheimer International Small Company Fund, Cl. Y	938,136	18,500,032
Oppenheimer International Value Fund, Cl. Y	7,203,814	94,514,043
		417,417,644
Foreign Fixed Income Fund—5.3%
Oppenheimer International Bond Fund, Cl. Y	15,338,371	98,779,108
Money Market Fund—1.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[2]	25,137,967	25,137,967
Total Investment Companies (Cost $1,619,152,431)		1,861,484,783
U.S. Government Obligations—0.7%
U.S. Treasury Bills:
0.095%, 1/10/13	3,685,000	3,682,967
0.132%, 11/29/12[3,4]	9,485,000	9,481,443
Total U.S. Government Obligations (Cost $13,164,201)		13,164,410
Total Investments, at Value (Cost $1,632,316,632)	100.0%	1,874,649,193
Liabilities in Excess of Other Assets	(0.0)	(555,148)

Net Assets	100.0%	$1,874,094,045

11	ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2012	Gross Additions	Gross Reductions	Shares July 31,2012
Oppenheimer Capital Appreciation Fund, Cl. Y	6,661,389	81,042	578,316	6,164,115
Oppenheimer Champion Income Fund, Cl. Y	21,817,229	1,373,337	1,977,091	21,213,475
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	13,661,840	862,569	1,328,368	13,196,041
Oppenheimer Core Bond Fund, Cl. Y	30,022,131	1,335,024	2,640,415	28,716,740
Oppenheimer Developing Markets Fund, Cl. Y	2,719,088	88,494	265,285	2,542,297
Oppenheimer Discovery Fund, Cl. Y	391,569	30,453	51,049	370,973
Oppenheimer Gold & Special Minerals Fund, Cl. Y	286,317	159,240	63,678	381,879
Oppenheimer Institutional Money Market Fund, Cl. E	31,015,263	42,201,652	48,078,948	25,137,967
Oppenheimer International Bond Fund, Cl. Y	16,035,885	661,519	1,359,033	15,338,371
Oppenheimer International Growth Fund, Cl. Y	8,742,041	196,195	746,692	8,191,544
Oppenheimer International Small Company Fund, Cl. Y	1,001,705	1,000	64,569	938,136
Oppenheimer International Value Fund, Cl. Y (formerly Oppenheimer Quest International Value Fund, Cl. Y)	7,275,334	493,608	565,128	7,203,814
Oppenheimer Limited-Term Government Fund, Cl. Y	11,957,314	142,933	865,393	11,234,854
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	4,568,848	4,550	374,422	4,198,976
Oppenheimer Master Event-Linked Bond Fund, LLC	2,227,220	354,742	396,265	2,185,697
Oppenheimer Master Inflation Protected Securities Fund, LLC	2,932,723	139,081	312,523	2,759,281
Oppenheimer Real Estate Fund, Cl. Y	1,391,726	39,141	252,088	1,178,779
Oppenheimer Rising Dividends Fund, Cl. Y	1,815,339	109,441	174,470	1,750,310
Oppenheimer Value Fund, Cl. Y	18,483,379	180,786	1,307,047	17,357,118

		Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. Y		$301,856,710	$—	$1,283,024
Oppenheimer Champion Income Fund, Cl. Y		38,608,526	1,511,668	(68,168)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y		43,019,094	—	(718,272)
Oppenheimer Core Bond Fund, Cl. Y		198,432,670	4,373,159	(4,085,463)
Oppenheimer Developing Markets Fund, Cl. Y		79,955,252	—	258,149
Oppenheimer Discovery Fund, Cl. Y		24,187,432	—	(17,254)
Oppenheimer Gold & Special Minerals Fund, Cl. Y		11,013,395	—	(694,866)
Oppenheimer Institutional Money Market Fund, Cl. E		25,137,967	28,547	—
Oppenheimer International Bond Fund, Cl. Y		98,779,108	2,100,967	(199,794)
Oppenheimer International Growth Fund, Cl. Y		224,448,317	—	2,496,330
Oppenheimer International Small Company Fund, Cl. Y		18,500,032	—	44,134
Oppenheimer International Value Fund, Cl. Y (formerly Oppenheimer Quest International Value Fund, Cl. Y)		94,514,043	—	(776,567)
Oppenheimer Limited-Term Government Fund, Cl. Y		105,495,283	1,207,420	(40,781)

12	ACTIVE ALLOCATION FUND

	Value	Income		Realized Gain (Loss)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	$95,274,758	$—		$427,367
Oppenheimer Master Event-Linked Bond Fund, LLC	25,599,218	1,167,151	[a]	(503,492)[a]
Oppenheimer Master Inflation Protected Securities Fund, LLC	33,529,803	573,168	[b]	43,293 [b]
Oppenheimer Real Estate Fund, Cl. Y	27,347,683	266,755		850,628
Oppenheimer Rising Dividends Fund, Cl. Y	30,070,331	220,163		138,175
Oppenheimer Value Fund, Cl. Y	385,715,161	—		(2,621,284)

	$1,861,484,783	$11,448,998		$(4,184,841)

a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

2. Rate shown is the 7-day yield as of July 31, 2012.

3. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $3,040,359. See Note 6 of the accompanying Notes.

4. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $5,997,750. See Note 6 of the accompanying Notes.

Foreign Currency Exchange Contracts as of July 31, 2012 are as follows:
Counterparty/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Date	Value	Unrealized Appreciation	Unrealized Depreciation
Barclay’s Capital:
Australian Dollar (AUD)	Sell	925	AUD	8/23/12	$969,829	$—	$7,829
Euro (EUR)	Sell	17,710	EUR	8/23/12	21,796,450	—	41,486

						—	49,315
Citigroup
Swiss Franc (CHF)	Sell	885	CHF	8/23/12	906,989	—	1,155
Morgan Stanley & Co., Inc.:
Canadian Dollar (CAD)	Sell	3,820	CAD	8/23/12	3,807,107	—	18,139
Japanese Yen (JPY)	Sell	442,000	JPY	8/23/12	5,659,025	—	33,897

						—	52,036
RBS Greenwich Capital
British Pound Sterling (GBP)	Sell	2,380	GBP	8/23/12	3,731,415	9,564	—

Total unrealized appreciation and depreciation						$9,564	$102,506

Futures Contracts as of July 31, 2012 are as follows:
Contract Description	Buy/Sell	Number of Contracts	Expiration Date	Value	Unrealized Appreciation (Depreciation)
CBOE VIX	Sell	290	9/18/12	$6,278,500	$(296,226)
Standard & Poor’s 500 E-Mini Index	Buy	275	9/21/12	18,900,750	(19,173)
U.S. Treasury Long Bonds	Buy	253	9/19/12	38,210,906	(30,383)
U.S. Treasury Nts., 5 yr.	Buy	319	9/28/12	39,805,219	326,116

					$(19,666)

13	ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Credit Default Swap Contracts as of July 31, 2012 are as follows:
Reference Entity/ Swap Counterparty	Buy/Sell Credit Protection	Notional Amount (000’s)	Pay/ Receive Fixed Rate	Termination Date	Upfront Payment Received/ (Paid)	Value	Unrealized Depreciation
CDX North America High Yield Index, Series 18:
JPMorgan Chase Bank NA	Buy	$18,355	5%	6/20/17	$(609,271)	$468,112	$141,159
Morgan Stanley Capital Services, Inc.	Buy	19,800	5	6/20/17	(657,250)	504,975	152,275

Total		38,155			(1,266,521)	973,087	293,434

				Grand Total Buys	(1,266,521)	973,087	293,434
				Grand Total Sells	—	—	—

			Total Credit Default Swaps		$(1,266,521)	$973,087	$293,434

Interest Rate Swap Contracts as of July 31, 2012 are as follows:
Interest Rate/ Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
Six-Month AUD BBR BBSW
Barclays Bank plc	36,075	AUD	Six-Month AUD BBR BBSW	4.029%	7/3/22	$(528,236)
Six-Month DKK CIBOR2 DKNA13
Goldman Sachs Bank USA	216,460	DKK	Six-Month DKK CIBOR2 DKNA13	1.953	6/2/22	608,501
Three-Month SEK STIBOR SIDE
Goldman Sachs International	236,140	SEK	2.440%	Three-Month SEK STIBOR SIDE	11/3/21	(1,021,435)
Three-Month USD BBA LIBOR
Barclays Bank plc	36,670		Three-Month USD BBA LIBOR	2.358	11/2/21	2,946,373

				Total Interest Rate Swaps		$2,005,203

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
DKK	Danish Krone
SEK	Swedish Krona

Abbreviations/Definitions are as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BBR BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CIBOR2	Two banking days preceding reset date of Copenhagen Interbank Offered Rate
DKNA13	Reuters 12-Month CIBOR
STIBOR SIDE	Stockholm Interbank Offered Rate

14	ACTIVE ALLOCATION FUND

Total Return Swap Contracts as of July 31, 2012 are as follows:
Reference Entity/ Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
GS Custom REITS Index
Goldman Sachs International	19,229	EUR	One-Month USD BBA LIBOR plus 10 basis points and if negative, the absolute value of the Total Return of the GS Custom REITS Index	If positive, the Total Return of the GS Custom REITS Index	1/28/13	$260,072

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:
EUR	Euro

Abbreviations are as follows:
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
REITS	Real Estate Investment Trusts

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

Swap Summary as of July 31, 2012 is as follows:
Swap Counterparty	Swap Type from Fund Perspective	Notional Amount (000’s)		Value
Barclays Bank plc:
	Interest Rate	$36,670		$2,946,373
	Interest Rate	36,075	AUD	(528,236)

				2,418,137
Goldman Sachs Bank USA	Interest Rate	216,460	DKK	608,501
Goldman Sachs International:
	Interest Rate	236,140	SEK	(1,021,435)
	Total Return	19,229	EUR	260,072

				(761,363)
JPMorgan Chase Bank NA	Credit Default Buy Protection	18,355		468,112
Morgan Stanley Capital Services, Inc.	Credit Default Buy Protection	19,800		504,975

		Total Swaps		$3,238,362

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
SEK	Swedish Krona

See accompanying Notes to Financial Statements.

15	ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES    July 31, 2012 / Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $13,164,201)	$13,164,410
Affiliated companies (cost $1,619,152,431)	1,861,484,783
1,874,649,193
Cash	464,176
Unrealized appreciation on foreign currency exchange contracts	9,564
Appreciated swaps, at value (upfront payments $0)	3,814,946
Depreciated swaps, at value (upfront payments paid $1,266,521)	973,087
Receivables and other assets:
Investments sold	1,411,072
Interest and dividends	1,399,344
Shares of beneficial interest sold	854,750
Futures margins	24,922
Other	106,699
Total assets	1,883,707,753
Liabilities
Unrealized depreciation on foreign currency exchange contracts	102,506
Depreciated swaps, at value (upfront payments $0)	1,549,671
Payables and other liabilities:
Shares of beneficial interest redeemed	3,137,964
Closed foreign currency contracts	2,075,744
Investments purchased	1,393,830
Distribution and service plan fees	392,430
Transfer and shareholder servicing agent fees	294,503
Futures margins	247,116
Trustees’ compensation	210,818
Shareholder communications	138,230
Other	70,896
Total liabilities	9,613,708
Net Assets	$1,874,094,045
Composition of Net Assets
Par value of shares of beneficial interest	$200,198
Additional paid-in capital	2,444,196,268
Accumulated net investment income	29,103,642
Accumulated net realized loss on investments and foreign currency transactions	(843,597,857)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	244,191,794
Net Assets	$1,874,094,045

16	ACTIVE ALLOCATION FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,081,824,603 and 114,607,127 shares of beneficial interest outstanding)	$9.44
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$10.02
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $249,851,522 and 27,046,090 shares of beneficial interest outstanding)	$9.24
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $419,066,969 and 45,413,233 shares of beneficial interest outstanding)	$9.23
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $111,382,917 and 11,878,019 shares of beneficial interest outstanding)	$9.38
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $11,968,034 and 1,253,069 shares of beneficial interest outstanding)	$9.55

See accompanying Notes to Financial Statements.

17	ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS    For the Six Months Ended July 31, 2012 / Unaudited

Allocation of Income and Expenses from Master Funds[1]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC:
Interest	$1,165,670
Dividends	1,481
Expenses[2]	(54,881)
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	1,112,270
Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC:
Interest	573,168
Expenses	(78,249)
Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	494,919
Total allocation of net investment income from master funds	1,607,189
Investment Income
Dividends from affiliated companies	9,708,679
Interest	6,279
Total investment income	9,714,958
Expenses
Distribution and service plan fees:
Class A	1,358,297
Class B	1,333,903
Class C	2,131,733
Class N	292,056
Transfer and shareholder servicing agent fees:
Class A	917,489
Class B	332,564
Class C	348,214
Class N	73,545
Class Y	4,685
Shareholder communications:
Class A	26,570
Class B	4,801
Class C	10,995
Class N	2,037
Class Y	89
Asset allocation fees	960,550
Trustees’ compensation	26,204
Custodian fees and expenses	19,942
Administration service fees	750
Other	93,515
Total expenses	7,937,939
Less waivers and reimbursements of expenses	(175,013)
Net expenses	7,762,926
Net Investment Income	3,559,221

18	ACTIVE ALLOCATION FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from:
Unaffiliated companies	$(102,514)
Affiliated companies	(3,724,642)
Closing and expiration of futures contracts	(5,867,088)
Foreign currency transactions	(5,035,711)
Swap contracts	6,481,287
Net realized gain (loss) allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(503,492)
Oppenheimer Master Inflation Protected Securities Fund, LLC	43,293
Total net realized loss	(8,708,867)
Net change in unrealized appreciation/depreciation on:
Investments	37,469,166
Translation of assets and liabilities denominated in foreign currencies	1,646,088
Futures contracts	898,564
Swap contracts	65,657
Net change in unrealized appreciation/deprecation allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	349,245
Oppenheimer Master Inflation Protected Securities Fund, LLC	669,069
Total net change in unrealized appreciation/depreciation	41,097,789
Net Increase in Net Assets Resulting from Operations	$35,948,143

1. The Fund invests in certain affiliated funds that expect to be treated as partnerships for tax purposes. See Note 1 of the accompanying Notes.

2. Net of expense waivers and/or reimbursements of $703.

See accompanying Notes to Financial Statements.

19	ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012
Operations
Net investment income	$3,559,221	$27,253,317
Net realized loss	(8,708,867)	(30,737,074)
Net change in unrealized appreciation/depreciation	41,097,789	(47,160,056)
Net increase (decrease) in net assets resulting from operations	35,948,143	(50,643,813)
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(24,138,977)
Class B	—	(3,792,885)
Class C	—	(6,324,436)
Class N	—	(2,464,451)
Class Y	—	(311,889)
	—	(37,032,638)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(37,592,401)	(55,508,608)
Class B	(40,942,277)	(44,034,678)
Class C	(20,505,043)	(40,013,959)
Class N	(13,538,834)	(20,224,550)
Class Y	(18,894)	156,785
	(112,597,449)	(159,625,010)
Net Assets
Total decrease	(76,649,306)	(247,301,461)
Beginning of period	1,950,743,351	2,198,044,812
End of period (including accumulated net investment income of $29,103,642 and $25,544,421, respectively)	$1,874,094,045	$1,950,743,351

See accompanying Notes to Financial Statements.

20	ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended July 31, 2012	Year Ended January 31,
Class A	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$9.25	$9.66	$8.19	$6.28	$11.28	$12.05
Income (loss) from investment operations:
Net investment income[1]	.03	.16	.15	.04	.10	.44
Net realized and unrealized gain (loss)	.16	(.36)	1.41	1.96	(4.74)	(.61)
Total from investment operations	.19	(.20)	1.56	2.00	(4.64)	(.17)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.21)	(.09)	(.09)	—	(.43)
Distributions from net realized gain	—	—	—	—	(.36)	(.17)
Total dividends and/or distributions to shareholders	—	(.21)	(.09)	(.09)	(.36)	(.60)
Net asset value, end of period	$9.44	$9.25	$9.66	$8.19	$6.28	$11.28
Total Return, at Net Asset Value[2]	2.05%	(2.02)%	19.01%	31.77%	(41.33)%	(1.69)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,081,825	$1,097,812	$1,201,751	$1,070,411	$ 868,187	$1,396,770
Average net assets (in thousands)	$1,102,983	$1,147,826	$1,124,399	$ 983,645	$1,267,124	$1,267,499
Ratios to average net assets:[3]
Net investment income	0.66%[4]	1.63%[4]	1.70%[4]	0.59%	1.00%	3.54%
Total expenses[5]	0.55%[4]	0.55%[4]	0.57%[4]	0.61%	0.53%	0.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.53%[4]	0.55%[4]	0.57%[4]	0.60%	0.53%	0.48%
Portfolio turnover rate	4%[6]	21%[6]	54%	31%	28%	18%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Includes the Fund’s share of the allocated expenses and/or net investment income from the Master Funds.

5. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	1.23%
Year Ended January 31, 2012	1.25%
Year Ended January 31, 2011	1.27%
Year Ended January 31, 2010	1.30%
Year Ended January 31, 2009	1.15%
Year Ended January 31, 2008	1.11%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended July 31, 2012	$76,845,545	$76,908,057
Year Ended January 31, 2012	$38,216,147	$38,258,011

See accompanying Notes to Financial Statements.

21	ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended July 31, 2012	Year Ended January 31,
Class B	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$9.09	$9.49	$8.05	$6.17	$11.20	$11.97
Income (loss) from investment operations:
Net investment income (loss)[1]	(.01)	.07	.07	(.01)	.01	.33
Net realized and unrealized gain (loss)	.16	(.35)	1.38	1.91	(4.68)	(.59)
Total from investment operations	.15	(.28)	1.45	1.90	(4.67)	(.26)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.12)	(.01)	(.02)	—	(.34)
Distributions from net realized gain	—	—	—	—	(.36)	(.17)
Total dividends and/or distributions to shareholders	—	(.12)	(.01)	(.02)	(.36)	(.51)
Net asset value, end of period	$9.24	$9.09	$9.49	$8.05	$6.17	$11.20
Total Return, at Net Asset Value[2]	1.65%	(2.90)%	18.03%	30.85%	(41.90)%	(2.40)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$249,851	$286,036	$343,069	$312,190	$258,625	$449,130
Average net assets (in thousands)	$268,434	$315,211	$322,814	$291,118	$389,957	$433,217
Ratios to average net assets:[3]
Net investment income (loss)	(0.17)%[4]	0.74%[4]	0.84%[4]	(0.18)%	0.15%	2.64%
Total expenses[5]	1.38%[4]	1.40%[4]	1.43%[4]	1.49%	1.35%	1.27%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%[4]	1.40%[4]	1.43%[4]	1.48%	1.35%	1.27%
Portfolio turnover rate	4%[6]	21%[6]	54%	31%	28%	18%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Includes the Fund’s share of the allocated expenses and/or net investment income from the Master Funds.

5. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	2.06%
Year Ended January 31, 2012	2.10%
Year Ended January 31, 2011	2.13%
Year Ended January 31, 2010	2.18%
Year Ended January 31, 2009	1.97%
Year Ended January 31, 2008	1.90%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended July 31, 2012	$76,845,545	$76,908,057
Year Ended January 31, 2012	$38,216,147	$38,258,011

See accompanying Notes to Financial Statements.

22	ACTIVE ALLOCATION FUND

	Six Months Ended July 31, 2012	Year Ended January 31,
Class C	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$9.08	$9.48	$8.04	$6.17	$11.18	$11.96
Income (loss) from investment operations:
Net investment income (loss)[1]	— [2]	.08	.08	(.01)	.02	.34
Net realized and unrealized gain (loss)	.15	(.35)	1.38	1.91	(4.67)	(.60)
Total from investment operations	.15	(.27)	1.46	1.90	(4.65)	(.26)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.13)	(.02)	(.03)	—	(.35)
Distributions from net realized gain	—	—	—	—	(.36)	(.17)
Total dividends and/or distributions to shareholders	—	(.13)	(.02)	(.03)	(.36)	(.52)
Net asset value, end of period	$9.23	$9.08	$9.48	$8.04	$6.17	$11.18
Total Return, at Net Asset Value[3]	1.65%	(2.76)%	18.17%	30.80%	(41.79)%	(2.41)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$419,067	$432,564	$492,493	$442,036	$369,953	$630,990
Average net assets (in thousands)	$430,267	$463,116	$461,832	$413,626	$560,138	$577,347
Ratios to average net assets:[4]
Net investment income (loss)	(0.08)%[5]	0.86%[5]	0.94%[5]	(0.07)%	0.20%	2.77%
Total expenses[6]	1.29%[5]	1.30%[5]	1.32%[5]	1.38%	1.30%	1.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.27%[5]	1.30%[5]	1.32%[5]	1.37%	1.30%	1.24%
Portfolio turnover rate	4%[7]	21%[7]	54%	31%	28%	18%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the Master Funds.

6. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	1.97%
Year Ended January 31, 2012	2.00%
Year Ended January 31, 2011	2.02%
Year Ended January 31, 2010	2.07%
Year Ended January 31, 2009	1.92%
Year Ended January 31, 2008	1.87%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended July 31, 2012	$76,845,545	$76,908,057
Year Ended January 31, 2012	$38,216,147	$38,258,011

See accompanying Notes to Financial Statements.

23	ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended July 31, 2012	Year Ended January 31,
Class N	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$9.20	$9.61	$8.14	$6.24	$11.24	$12.02
Income (loss) from investment operations:
Net investment income[1]	.02	.13	.13	.02	.08	.41
Net realized and unrealized gain (loss)	.16	(.36)	1.41	1.96	(4.72)	(.61)
Total from investment operations	.18	(.23)	1.54	1.98	(4.64)	(.20)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.18)	(.07)	(.08)	—	(.41)
Distributions from net realized gain	—	—	—	—	(.36)	(.17)
Total dividends and/or distributions to shareholders	—	(.18)	(.07)	(.08)	(.36)	(.58)
Net asset value, end of period	$9.38	$9.20	$9.61	$8.14	$6.24	$11.24
Total Return, at Net Asset Value[2]	1.96%	(2.27)%	18.92%	31.62%	(41.47)%	(1.95)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$111,383	$122,589	$148,609	$134,276	$104,818	$161,530
Average net assets (in thousands)	$117,401	$136,771	$141,119	$123,718	$149,553	$145,988
Ratios to average net assets[3]
Net investment income	0.45%[4]	1.39%[4]	1.51%[4]	0.27%	0.82%	3.31%
Total expenses[5]	0.76%[4]	0.75%[4]	0.76%[4]	0.79%	0.74%	0.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.74%[4]	0.75%[4]	0.76%[4]	0.78%	0.74%	0.69%
Portfolio turnover rate	4%[6]	21%[6]	54%	31%	28%	18%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Includes the Fund’s share of the allocated expenses and/or net investment income from the Master Funds.

5. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	1.44%
Year Ended January 31, 2012	1.45%
Year Ended January 31, 2011	1.46%
Year Ended January 31, 2010	1.48%
Year Ended January 31, 2009	1.36%
Year Ended January 31, 2008	1.33%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended July 31, 2012	$76,845,545	$76,908,057
Year Ended January 31, 2012	$38,216,147	$38,258,011

See accompanying Notes to Financial Statements.

24	ACTIVE ALLOCATION FUND

	Six Months Ended July 31, 2012	Year Ended January 31,
Class Y	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$9.35	$9.76	$8.27	$6.33	$11.33	$12.10
Income (loss) from investment operations:
Net investment income[1]	.05	.19	.20	.06	.15	.50
Net realized and unrealized gain (loss)	.15	(.36)	1.41	2.00	(4.79)	(.63)
Total from investment operations	.20	(.17)	1.61	2.06	(4.64)	(.13)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.24)	(.12)	(.12)	—	(.47)
Distributions from net realized gain	—	—	—	—	(.36)	(.17)
Total dividends and/or distributions to shareholders	—	(.24)	(.12)	(.12)	(.36)	(.64)
Net asset value, end of period	$9.55	$9.35	$9.76	$8.27	$6.33	$11.33
Total Return, at Net Asset Value[2]	2.14%	(1.63)%	19.51%	32.47%	(41.15)%	(1.38)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,968	$11,742	$12,123	$3,555	$2,706	$3,789
Average net assets (in thousands)	$12,172	$12,392	$ 8,568	$3,138	$3,724	$3,663
Ratios to average net assets:[3]
Net investment income	1.00%[4]	2.02%[4]	2.26%[4]	0.77%	1.56%	3.98%
Total expenses[5]	0.21%[4]	0.20%[4]	0.20%[4]	0.19%	0.15%	0.13%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.19%[4]	0.20%[4]	0.20%[4]	0.18%	0.15%	0.13%
Portfolio turnover rate	4%[6]	21%[6]	54%	31%	28%	18%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Includes the Fund’s share of the allocated expenses and/or net investment income from the Master Funds.

5. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	0.89%
Year Ended January 31, 2012	0.90%
Year Ended January 31, 2011	0.90%
Year Ended January 31, 2010	0.88%
Year Ended January 31, 2009	0.77%
Year Ended January 31, 2008	0.76%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended July 31, 2012	$76,845,545	$76,908,057
Year Ended January 31, 2012	$38,216,147	$38,258,011

See accompanying Notes to Financial Statements.

25	ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited

1. Significant Accounting Policies

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek long term growth of capital with a secondary objective of current income. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).

The Fund offers Class A, Class C, Class N and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares will be permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As

26	ACTIVE ALLOCATION FUND

a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Event-Linked Bond Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

27	ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended January 31, 2012, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended January 31, 2012 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2017	$68,767,077
2018	406,518,784
2019	221,029,215
No expiration	15,621,200

Total	$711,936,276

As of July 31, 2012, it is estimated that the capital loss carryforwards would be $696,315,076 expiring by 2019 and $24,330,067 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 31, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

28	ACTIVE ALLOCATION FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,764,953,493
Federal tax cost of other investments	91,924,562

Total federal tax cost	$1,856,878,055

Gross unrealized appreciation	$123,214,887
Gross unrealized depreciation	(11,567,012)

Net unrealized appreciation	$111,647,875

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$9,891
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2012	110,685

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is

29	ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading

30	ACTIVE ALLOCATION FUND

by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities) are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

31	ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii)as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior

32	ACTIVE ALLOCATION FUND

day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$1,802,355,762	$59,129,021	$—	$1,861,484,783
U.S. Government Obligations	—	13,164,410	—	13,164,410

Total Investments, at Value	1,802,355,762	72,293,431	—	1,874,649,193
Other Financial Instruments:
Appreciated swaps, at value	—	3,814,946	—	3,814,946
Depreciated swaps, at value	—	973,087	—	973,087
Futures margins	24,922	—	—	24,922
Foreign currency exchange contracts	—	9,564	—	9,564

Total Assets	$1,802,380,684	$77,091,028	$—	$1,879,471,712

33	ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Liabilities Table
Other Financial Instruments:
Depreciated swaps, at value	$ —	$(1,549,671)	$—	$ (1,549,671)
Futures margins	(247,116)	—	—	(247,116)
Foreign currency exchange contracts	—	(102,506)	—	(102,506)

Total Liabilities	$(247,116)	$(1,652,177)	$—	$(1,899,293)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2012		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Class A
Sold	9,984,727	$94,441,068	18,258,142	$174,599,896
Dividends and/or distributions reinvested	—	—	2,669,027	23,727,614
Redeemed	(14,024,513)	(132,033,469)	(26,642,846)	(253,836,118)

Net decrease	(4,039,786)	$(37,592,401)	(5,715,677)	$(55,508,608)

Class B
Sold	1,292,677	$11,997,893	3,749,505	$35,038,408
Dividends and/or distributions reinvested	—	—	428,268	3,743,063
Redeemed	(5,703,697)	(52,940,170)	(8,876,952)	(82,816,149)

Net decrease	(4,411,020)	$(40,942,277)	(4,699,179)	$(44,034,678)

Class C
Sold	3,182,345	$29,415,749	7,411,880	$69,136,001
Dividends and/or distributions reinvested	—	—	711,523	6,204,481
Redeemed	(5,413,952)	(49,920,792)	(12,435,727)	(115,354,441)

Net decrease	(2,231,607)	$(20,505,043)	(4,312,324)	$(40,013,959)

34	ACTIVE ALLOCATION FUND

	Six Months Ended July 31, 2012		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Class N
Sold	878,796	$8,226,801	2,512,651	$23,822,818
Dividends and/or distributions reinvested	—	—	267,978	2,368,927
Redeemed	(2,323,714)	(21,765,635)	(4,928,234)	(46,416,295)

Net decrease	(1,444,918)	$(13,538,834)	(2,147,605)	$(20,224,550)

Class Y
Sold	144,841	$1,383,957	333,917	$3,253,207
Dividends and/or distributions reinvested	—	—	34,461	309,118
Redeemed	(148,118)	(1,402,851)	(353,881)	(3,405,540)

Net increase (decrease)	(3,277)	$(18,894)	14,497	$156,785

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 31, 2012, were as follows:

	Purchases	Sales
Investment securities	$68,144,155	$182,476,513
To Be Announced (TBA) mortgage-related securities	76,845,545	76,908,057

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the six months ended July 31, 2012 was 0.57%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level. In addition, the Fund pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the first $3 billion of the daily net assets of the Fund and 0.08% of the daily net assets in excess of $3 billion.

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 31, 2012, the Fund paid $1,674,165 to OFS for services to the Fund.

35	ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates Continued

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2012 were as follows:

Class B	$2,870,377
Class C	6,915,129
Class N	1,949,712

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

36	ACTIVE ALLOCATION FUND

The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor
July 31, 2012	$471,437	$203	$282,750	$4,794	$4,349

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that the “Total expenses,” (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), as a percentage of daily net assets, will not exceed the annual rate of 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class N and Class Y, respectively. The expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This limitation will be applied after giving effect to any reimbursements by the Distributor of 12b-1 fees paid by the Fund with respect to investments in Class A shares of any Underlying Funds that do not offer Class Y shares. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds.

The Manger has also voluntarily agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.04% as calculated on the daily net assets of the Fund. This waiver and/or reimbursement is applied after (and in addition to) any other applicable waiver and/or expense reimbursements that may apply. During the six months ended July 31, 2012, the Manager waived fees and/or reimbursed the Fund $127,842.

During the six months ended July 31, 2012, the Manager also voluntarily reimbursed $47,171 of additional Fund expenses.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them

37	ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments Continued

more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for

38	ACTIVE ALLOCATION FUND

securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of July 31, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $4,797,597, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $3,959,974 as of July 31, 2012. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

As of July 31, 2012 the Fund has required certain counterparties to post collateral of $2,906,753.

Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are

39	ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments Continued

established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

As of July 31, 2012, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $2,838,262 for which the Fund has posted collateral of $3,040,359. If a contingent feature would have been triggered as of July 31, 2012, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.

Valuations of derivative instruments as of July 31, 2012 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Credit contracts	Depreciated swaps, at value	$ 973,087
Equity contracts	Appreciated swaps, at value	260,072
Interest rate contracts	Appreciated swaps, at value	3,554,874		Depreciated swaps, at value	$1,549,671
Equity contracts				Futures margins	197,967	*
Interest rate contracts	Futures margins	24,922	*	Futures margins	49,149	*
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	9,564		Unrealized depreciation on foreign currency exchange contracts	102,506
Foreign exchange contracts				Closed foreign currency contracts	2,075,744

Total		$4,822,519			$3,975,037

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Closing and expiration of futures contracts	Foreign currency transactions	Swap contracts	Total
Credit contracts	$—	$—	$2,217,883	$2,217,883
Equity contracts	(9,968,756)	—	6,881,127	(3,087,629)
Foreign exchange contracts	—	(4,624,380)	—	(4,624,380)
Interest rate contracts	4,101,668	—	(2,617,723)	1,483,945

Total	$(5,867,088)	$(4,624,380)	$6,481,287	$(4,010,181)

40	ACTIVE ALLOCATION FUND

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Futures contracts	Translation of assets and liabilities denominated in foreign currencies	Swap contracts	Total
Credit contracts	$—	$—	$(593,968)	$(593,968)
Equity contracts	1,129,272	—	(1,163,695)	(34,423)
Foreign exchange contracts	—	1,646,088	—	1,646,088
Interest rate contracts	(230,708)	—	1,823,320	1,592,612

Total	$898,564	$1,646,088	$65,657	$2,610,309

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated

41	ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments Continued

forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the six months ended July 31, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $28,224,845 and $37,705,870, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has purchased futures contracts on various volatility indices to increase exposure to the volatility risk of equity related instruments.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

During the six months ended July 31, 2012, the Fund had an ending monthly average market value of $91,930,474 and $45,602,811 on futures contracts purchased and sold, respectively.

42	ACTIVE ALLOCATION FUND

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of

43	ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments Continued

protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of individual securities and, or, indexes as opposed to decreasing its credit risk exposure related to similar debt securities held by the Fund.

For the six months ended July 31, 2012, the Fund had ending monthly average notional amounts of $16,984,943 and $22,214,286 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk.

44	ACTIVE ALLOCATION FUND

Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

For the six months ended July 31, 2012, the Fund had ending monthly average notional amounts of $70,928,587 and $74,498,300 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.

The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

For the six months ended July 31, 2012, the Fund had ending monthly average notional amounts of $55,479,552 and $18,715,080 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

45	ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

7. Pending Litigation

Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. In June 2012, the court granted appellees’ motion to dismiss the appeal. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.

46	ACTIVE ALLOCATION FUND

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

47	ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

48	ACTIVE ALLOCATION FUND

ACTIVE ALLOCATION FUND

A Series of Oppenheimer Portfolio Series
Trustees and Officers

Brian F. Wruble, Chairman of the Board of Trustees and Trustee

David K. Downes, Trustee

Matthew P. Fink, Trustee

Phillip A. Griffiths, Trustee

Mary F. Miller, Trustee

Joel W. Motley, Trustee

Mary Ann Tynan, Trustee

Joseph M. Wikler, Trustee

Peter I. Wold, Trustee

William F. Glavin, Jr., President and Principal Executive Officer

Alan C. Gilston, Vice President

Krishna Memani, Vice President

Caleb Wong, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2012 OppenheimerFunds, Inc. All rights reserved.

49	ACTIVE ALLOCATION FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

50	ACTIVE ALLOCATION FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

51	ACTIVE ALLOCATION FUND

July 31, 2012

Equity Investor Fund A Series of Oppenheimer Portfolio Series	Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund’s Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Asset Class Allocation

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2012, and are based on the total market value of investments.

6	EQUITY INVESTOR FUND

NOTES

The Fund’s total returns include changes in share price, reinvestment of dividends and capital gains distributions, and do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

The Fund’s investment strategy and focus can change over time. The mention of specific holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 4/5/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

7	EQUITY INVESTOR FUND

FUND EXPENSES

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2012.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	EQUITY INVESTOR FUND

Actual	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During 6 Months Ended July 31, 2012
Class A	$1,000.00	$1,015.10	$2.36
Class B	1,000.00	1,011.60	6.42
Class C	1,000.00	1,012.50	6.02
Class N	1,000.00	1,014.20	3.51
Class Y	1,000.00	1,017.80	0.35

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.53	2.37
Class B	1,000.00	1,018.50	6.44
Class C	1,000.00	1,018.90	6.04
Class N	1,000.00	1,021.38	3.52
Class Y	1,000.00	1,024.52	0.35

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended July 31, 2012 are as follows:

Class	Expense Ratios
Class A	0.47%
Class B	1.28
Class C	1.20
Class N	0.70
Class Y	0.07

The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9	EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS    July 31, 2012 / Unaudited

	Shares	Value
Investment Companies—100.3%[1]
Domestic Equity Funds—55.8%
Oppenheimer Capital Appreciation Fund, Cl. Y	2,537,434	$124,258,151
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	2,079,306	47,179,451
Oppenheimer Value Fund, Cl. Y	7,556,972	167,915,918
		339,353,520
Foreign Equity Funds—44.5%
Oppenheimer Developing Markets Fund, Cl. Y	1,282,585	40,337,302
Oppenheimer International Growth Fund, Cl. Y	5,410,307	148,242,406
Oppenheimer International Small Company Fund, Cl. Y	721,046	14,219,027
Oppenheimer International Value Fund, Cl. Y	5,196,516	68,178,289
		270,977,024
Total Investments, at Value (Cost $535,014,258)	100.3%	610,330,544
Liabilities in Excess of Other Assets	(0.3)	(1,675,038)

Net Assets	100.0%	$608,655,506

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2012	Gross Additions	Gross Reductions	Shares July 31, 2012
Oppenheimer Capital Appreciation Fund, Cl. Y	2,722,433	21,159	206,158	2,537,434
Oppenheimer Developing Markets Fund, Cl. Y	1,344,173	11,113	72,701	1,282,585
Oppenheimer International Growth Fund, Cl. Y	5,666,986	46,323	303,002	5,410,307
Oppenheimer International Small Company Fund, Cl. Y	753,784	5,898	38,636	721,046
Oppenheimer International Value Fund, Cl. Y (formerly Oppenheimer Quest International Value Fund, Cl. Y)	5,000,467	497,466	301,417	5,196,516
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	2,285,918	17,679	224,291	2,079,306
Oppenheimer Value Fund, Cl. Y	7,916,572	65,380	424,980	7,556,972

			Value	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. Y			$124,258,151	$(173,283)
Oppenheimer Developing Markets Fund, Cl. Y			40,337,302	342,472
Oppenheimer International Growth Fund, Cl. Y			148,242,406	831,375
Oppenheimer International Small Company Fund, Cl. Y			14,219,027	(129,435)
Oppenheimer International Value Fund, Cl. Y (formerly Oppenheimer Quest International Value Fund, Cl. Y)			68,178,289	(428,858)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y			47,179,451	52,401
Oppenheimer Value Fund, Cl. Y			167,915,918	(1,548,376)

			$610,330,544	$(1,053,704)

See accompanying Notes to Financial Statements.

10	EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES    July 31, 2012 / Unaudited

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $535,014,258)	$610,330,544
Receivables and other assets:
Investments sold	720,629
Shares of beneficial interest sold	315,314
Other	25,915
Total assets	611,392,402
Liabilities
Bank overdraft	621,024
Payables and other liabilities:
Shares of beneficial interest redeemed	1,766,774
Distribution and service plan fees	125,689
Transfer and shareholder servicing agent fees	110,754
Shareholder communications	50,475
Trustees’ compensation	44,326
Other	17,854
Total liabilities	2,736,896
Net Assets	$608,655,506
Composition of Net Assets
Par value of shares of beneficial interest	$56,972
Additional paid-in capital	646,163,554
Accumulated net investment income	1,048,254
Accumulated net realized loss on investments	(113,929,560)
Net unrealized appreciation on investments	75,316,286
Net Assets	$608,655,506

11	EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES    Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $334,759,960 and 31,044,763 shares of beneficial interest outstanding)	$10.78
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$11.44
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $73,347,826 and 6,992,175 shares of beneficial interest outstanding)	$10.49
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $134,482,197 and 12,796,682 shares of beneficial interest outstanding)	$10.51
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $52,892,678 and 4,923,824 shares of beneficial interest outstanding)	$10.74
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $13,172,845 and 1,214,601 shares of beneficial interest outstanding)	$10.85

See accompanying Notes to Financial Statements.

12	EQUITY INVESTOR FUND

STATEMENT OF OPERATIONS    For the Six Months Ended July 31, 2012 / Unaudited

Investment Income
Interest	$246
Expenses
Distribution and service plan fees:
Class A	418,361
Class B	389,441
Class C	682,069
Class N	144,316
Transfer and shareholder servicing agent fees:
Class A	343,038
Class B	102,178
Class C	130,898
Class N	51,716
Class Y	3,997
Shareholder communications:
Class A	18,604
Class B	1,692
Class C	3,857
Class N	1,557
Class Y	96
Trustees’ compensation	7,153
Custodian fees and expenses	3,540
Administration service fees	750
Other	26,765
Total expenses	2,330,028
Net Investment Loss	(2,329,782)
Realized and Unrealized Gain (Loss)
Net realized loss on investments from affiliated companies	(1,053,704)
Net change in unrealized appreciation/depreciation on investments	12,375,556
Net Increase in Net Assets Resulting from Operations	$8,992,070

See accompanying Notes to Financial Statements.

13	EQUITY INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012
Operations
Net investment income (loss)	$(2,329,782)	$3,429,146
Net realized loss	(1,053,704)	(4,597,539)
Net change in unrealized appreciation/depreciation	12,375,556	(30,165,514)
Net increase (decrease) in net assets resulting from operations	8,992,070	(31,333,907)
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(2,422,179)
Class B	—	—
Class C	—	—
Class N	—	(305,778)
Class Y	—	(155,590)
	—	(2,883,547)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(5,540,243)	835,078
Class B	(9,448,860)	(6,608,682)
Class C	(3,391,717)	(1,092,711)
Class N	(8,014,839)	(11,941,013)
Class Y	(869,678)	9,024
	(27,265,337)	(18,798,304)
Net Assets
Total decrease	(18,273,267)	(53,015,758)
Beginning of period	626,928,773	679,944,531
End of period (including accumulated net investment income of $1,048,254 and $3,378,036, respectively)	$608,655,506	$626,928,773

See accompanying Notes to Financial Statements.

14	EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended July 31, 2012	Year Ended January 31,
Class A	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$10.62	$11.17	$9.12	$6.46	$11.83	$12.63
Income (loss) from investment operations:
Net investment income (loss)[1]	(.03)	.09	.08	.04	.08	.38
Net realized and unrealized gain (loss)	.19	(.56)	2.00	2.84	(4.91)	(.65)
Total from investment operations	.16	(.47)	2.08	2.88	(4.83)	(.27)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.08)	(.03)	(.05)	(.03)	(.33)
Distributions from net realized gain	—	—	—	(.17)	(.51)	(.20)
Total dividends and distributions to shareholders	—	(.08)	(.03)	(.22)	(.54)	(.53)
Net asset value, end of period	$10.78	$10.62	$11.17	$9.12	$6.46	$11.83
Total Return, at Net Asset Value[2]	1.51%	(4.19)%	22.76%	44.42%	(41.14)%	(2.45)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$334,760	$335,138	$352,321	$286,580	$180,042	$262,208
Average net assets (in thousands)	$341,926	$343,680	$314,559	$244,278	$245,247	$239,348
Ratios to average net assets:[3]
Net investment income (loss)	(0.47)%	0.82%	0.76%	0.52%	0.77%	2.87%
Total expenses[4]	0.47%	0.48%	0.51%	0.58%	0.54%	0.45%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.47%	0.48%	0.51%	0.58%	0.54%	0.45%
Portfolio turnover rate	2%	5%	54%	11%	5%	2%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	1.22%
Year Ended January 31, 2012	1.25%
Year Ended January 31, 2011	1.26%
Year Ended January 31, 2010	1.30%
Year Ended January 31, 2009	1.18%
Year Ended January 31, 2008	1.08%

See accompanying Notes to Financial Statements.

15	EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended July 31, 2012	Year Ended January 31,
Class B	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$10.37	$10.91	$8.97	$6.38	$11.73	$12.54
Income (loss) from investment operations:
Net investment income (loss)[1]	(.07)	(.01)	(.01)	(.03)	(.01)	.26
Net realized and unrealized gain (loss)	.19	(.53)	1.95	2.79	(4.83)	(.63)
Total from investment operations	.12	(.54)	1.94	2.76	(4.84)	(.37)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	(.24)
Distributions from net realized gain	—	—	—	(.17)	(.51)	(.20)
Total dividends and distributions to shareholders	—	—	—	(.17)	(.51)	(.44)
Net asset value, end of period	$10.49	$10.37	$10.91	$8.97	$6.38	$11.73
Total Return, at Net Asset Value[2]	1.16%	(4.95)%	21.63%	43.19%	(41.58)%	(3.23)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,348	$81,718	$92,953	$76,495	$51,358	$79,187
Average net assets (in thousands)	$78,443	$87,253	$83,498	$66,935	$71,695	$75,204
Ratios to average net assets:[3]
Net investment income (loss)	(1.28)%	(0.06)%	(0.08)%	(0.33)%	(0.07)%	1.98%
Total expenses[4]	1.28%	1.32%	1.35%	1.45%	1.36%	1.25%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.28%	1.32%	1.35%	1.41%	1.36%	1.25%
Portfolio turnover rate	2%	5%	54%	11%	5%	2%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	2.03%
Year Ended January 31, 2012	2.09%
Year Ended January 31, 2011	2.10%
Year Ended January 31, 2010	2.17%
Year Ended January 31, 2009	2.00%
Year Ended January 31, 2008	1.88%

See accompanying Notes to Financial Statements.

16	EQUITY INVESTOR FUND

	Six Months Ended July 31, 2012	Year Ended January 31,
Class C	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$10.38	$10.92	$8.97	$6.37	$11.72	$12.53
Income (loss) from investment operations:
Net investment income (loss)[1]	(.06)	.01	— [2]	(.02)	— [2]	.28
Net realized and unrealized gain (loss)	.19	(.55)	1.95	2.79	(4.84)	(.64)
Total from investment operations	.13	(.54)	1.95	2.77	(4.84)	(.36)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	(.25)
Distributions from net realized gain	—	—	—	(.17)	(.51)	(.20)
Total dividends and distributions to shareholders	—	—	—	(.17)	(.51)	(.45)
Net asset value, end of period	$10.51	$10.38	$10.92	$8.97	$6.37	$11.72
Total Return, at Net Asset Value[3]	1.25%	(4.95)%	21.74%	43.41%	(41.62)%	(3.15)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$134,482	$136,229	$144,759	$118,730	$77,667	$110,383
Average net assets (in thousands)	$137,854	$140,831	$129,727	$102,982	$103,851	$98,098
Ratios to average net assets:[4]
Net investment income (loss)	(1.20)%	0.08%	0.00%[5]	(0.26)%	0.01%	2.15%
Total expenses[6]	1.20%	1.23%	1.26%	1.35%	1.31%	1.23%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.20%	1.23%	1.26%	1.34%	1.31%	1.23%
Portfolio turnover rate	2%	5%	54%	11%	5%	2%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	1.95%
Year Ended January 31, 2012	2.00%
Year Ended January 31, 2011	2.01%
Year Ended January 31, 2010	2.07%
Year Ended January 31, 2009	1.95%
Year Ended January 31, 2008	1.86%

See accompanying Notes to Financial Statements.

17	EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended July 31, 2012	Year Ended January 31,
Class N	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$10.59	$11.13	$9.09	$6.44	$11.80	$12.60
Income (loss) from investment operations:
Net investment income (loss)[1]	(.04)	.06	.06	.03	.06	.35
Net realized and unrealized gain (loss)	.19	(.55)	1.99	2.82	(4.90)	(.65)
Total from investment operations	.15	(.49)	2.05	2.85	(4.84)	(.30)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.05)	(.01)	(.03)	(.01)	(.30)
Distributions from net realized gain	—	—	—	(.17)	(.51)	(.20)
Total dividends and distributions to shareholders	—	(.05)	(.01)	(.20)	(.52)	(.50)
Net asset value, end of period	$10.74	$10.59	$11.13	$9.09	$6.44	$11.80
Total Return, at Net Asset Value[2]	1.42%	(4.36)%	22.52%	44.18%	(41.30)%	(2.63)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,893	$60,029	$75,333	$61,344	$39,757	$54,336
Average net assets (in thousands)	$58,004	$66,834	$68,038	$52,200	$52,669	$48,745
Ratios to average net assets:[3]
Net investment income (loss)	(0.70)%	0.58%	0.57%	0.31%	0.59%	2.67%
Total expenses[4]	0.70%	0.68%	0.70%	0.76%	0.72%	0.68%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.70%	0.68%	0.70%	0.76%	0.72%	0.68%
Portfolio turnover rate	2%	5%	54%	11%	5%	2%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	1.45%
Year Ended January 31, 2012	1.45%
Year Ended January 31, 2011	1.45%
Year Ended January 31, 2010	1.48%
Year Ended January 31, 2009	1.36%
Year Ended January 31, 2008	1.31%

See accompanying Notes to Financial Statements.

18	EQUITY INVESTOR FUND

	Six Months Ended July 31, 2012	Year Ended January 31,
Class Y	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$10.66	$11.21	$9.15	$6.48	$11.88	$12.67
Income (loss) from investment operations:
Net investment income (loss)[1]	—[2]	.13	.19	.10	.15	.43
Net realized and unrealized gain (loss)	.19	(.56)	1.94	2.83	(4.96)	(.64)
Total from investment operations	.19	(.43)	2.13	2.93	(4.81)	(.21)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.12)	(.07)	(.09)	(.08)	(.38)
Distributions from net realized gain	—	—	—	(.17)	(.51)	(.20)
Total dividends and distributions to shareholders	—	(.12)	(.07)	(.26)	(.59)	(.58)
Net asset value, end of period	$10.85	$10.66	$11.21	$9.15	$6.48	$11.88
Total Return, at Net Asset Value[3]	1.78%	(3.81)%	23.31%	45.03%	(40.84)%	(2.00)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,173	$13,815	$14,579	$4,495	$2,070	$2,530
Average net assets (in thousands)	$13,935	$14,243	$8,034	$3,087	$2,596	$2,508
Ratios to average net assets:[4]
Net investment income (loss)	(0.07)%	1.21%	1.91%	1.23%	1.49%	3.25%
Total expenses[5]	0.07%	0.12%	0.07%	0.07%	0.03%	0.02%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.07%	0.12%	0.07%	0.07%	0.03%	0.02%
Portfolio turnover rate	2%	5%	54%	11%	5%	2%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

Six Months Ended July 31, 2012	0.82%
Year Ended January 31, 2012	0.89%
Year Ended January 31, 2011	0.82%
Year Ended January 31, 2010	0.79%
Year Ended January 31, 2009	0.67%
Year Ended January 31, 2008	0.65%

See accompanying Notes to Financial Statements.

19	EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited

1. Significant Accounting Policies

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek long-term growth of capital. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).

The Fund offers Class A, Class C, Class N and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares will be permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its

20	EQUITY INVESTOR FUND

investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended January 31, 2012, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended January 31, 2012 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2018	$14,379,045
2019	76,413,767
No expiration	1,802,524

Total	$92,595,336

As of July 31, 2012, it is estimated that the capital loss carryforwards would be $90,792,812 expiring by 2019 and $2,856,228 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 31, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$535,014,258

Gross unrealized appreciation	$79,398,146
Gross unrealized depreciation	(4,081,860)

Net unrealized appreciation	$75,316,286

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees

21	EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended July 31, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,970
Payments Made to Retired Trustees	—
Accumulated Liability as of July 31, 2012	22,033

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in

22	EQUITY INVESTOR FUND

portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

23	EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are

24	EQUITY INVESTOR FUND

not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$610,330,544	$—	$—	$610,330,544

Total Assets	$610,330,544	$—	$—	$610,330,544

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2012		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Class A
Sold	2,984,919	$32,532,038	6,673,376	$72,960,589
Dividends and/or distributions reinvested	—	—	234,171	2,358,109
Redeemed	(3,511,984)	(38,072,281)	(6,887,840)	(74,483,620)

Net increase (decrease)	(527,065)	$(5,540,243)	19,707	$835,078

Class B
Sold	413,888	$4,403,207	1,295,229	$13,789,226
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(1,303,439)	(13,852,067)	(1,930,069)	(20,397,908)

Net decrease	(889,551)	$(9,448,860)	(634,840)	$(6,608,682)

Class C
Sold	1,129,797	$12,015,785	2,657,394	$28,344,041
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(1,453,327)	(15,407,502)	(2,793,360)	(29,436,752)

Net decrease	(323,530)	$(3,391,717)	(135,966)	$(1,092,711)

25	EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

3. Shares of Beneficial Interest Continued

	Six Months Ended July 31, 2012		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Class N
Sold	428,285	$4,639,536	1,365,139	$14,748,735
Dividends and/or distributions reinvested	—	—	28,855	289,993
Redeemed	(1,174,622)	(12,654,375)	(2,491,638)	(26,979,741)

Net decrease	(746,337)	$(8,014,839)	(1,097,644)	$(11,941,013)

Class Y
Sold	108,706	$1,184,237	327,245	$3,644,984
Dividends and/or distributions reinvested	—	—	15,221	153,862
Redeemed	(190,626)	(2,053,915)	(346,418)	(3,789,822)

Net increase (decrease)	(81,920)	$(869,678)	(3,952)	$9,024

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations for the six months ended July 31, 2012, were as follows:

	Purchases	Sales
Investment securities	$10,986,896	$39,233,334

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the six months ended July 31, 2012 was 0.60%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 31, 2012, the Fund paid $629,164 to OFS for services to the Fund.

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

26	EQUITY INVESTOR FUND

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2012 were as follows:

Class B	$944,363
Class C	1,705,543
Class N	868,725

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor
July 31, 2012	$179,549	$62	$86,591	$2,730	$674

27	EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates Continued

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that “Total expenses”, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), will not exceed the annual rate of 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class N and Class Y, respectively. The expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Pending Litigation

Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28,

28	EQUITY INVESTOR FUND

2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. In June 2012, the court granted appellees’ motion to dismiss the appeal. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

29	EQUITY INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

30	EQUITY INVESTOR FUND

EQUITY INVESTOR FUND

A Series of Oppenheimer Portfolio Series
Trustees and Officers

Brian F. Wruble, Chairman of the Board of Trustees and Trustee

David K. Downes, Trustee

Matthew P. Fink, Trustee

Phillip A. Griffiths, Trustee

Mary F. Miller, Trustee

Joel W. Motley, Trustee

Mary Ann Tynan, Trustee

Joseph M. Wikler, Trustee

Peter I. Wold, Trustee

William F. Glavin, Jr., President and Principal Executive Officer

Alan C. Gilston, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2012 OppenheimerFunds, Inc. All rights reserved.

31	EQUITY INVESTOR FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

32	EQUITY INVESTOR FUND

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

33	EQUITY INVESTOR FUND

Item 2.  Code of Ethics.

Not applicable to semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

—	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

—	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

—	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

—	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.

Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/11/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	9/11/2012